AIM LIFETIME AMERICA VARIABLE ANNUITY SERIES

AIM LIFETIME AMERICA CLASSIC/SM/

AIM LIFETIME AMERICA REGAL/SM/

AIM LIFETIME AMERICA FREEDOM/SM/

GLENBROOK LIFE AND ANNUITY COMPANY
P.O. BOX 94039, PALATINE, IL 60094-4039
TELEPHONE NUMBER: 1-800-776-6978                    Prospectus dated May 1, 2002
 -------------------------------------------------------------------------------
Glenbrook Life and Annuity Company ("GLENBROOK LIFE", "WE", OR "US") is offering the following group and individual flexible premium deferred variable annuity contracts ("CONTRACT" or "OPTION"). Contract or Option as used in this prospectus refers to one of the following 3 variable annuity options:

AIM LIFETIME AMERICA CLASSIC/SM/          AIM LIFETIME AMERICA REGAL/SM/
          AIM LIFETIME AMERICA FREEDOM/SM/

All three of these options are available to you.

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), and 18 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Glenbrook Life and Annuity Company Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("FUNDS") of AIM Variable Insurance Funds (Series II Shares):

AIM V.I. AGGRESSIVE GROWTH FUND                                                AIM V.I. GLOBAL UTILITIES FUND
AIM V.I. BALANCED FUND                                                         AIM V.I. GOVERNMENT SECURITIES FUND
AIM V.I. BASIC VALUE FUND                                                      AIM V.I. GROWTH FUND
AIM V.I. BLUE CHIP FUND                                                        AIM V.I. HIGH YIELD FUND
AIM V.I. CAPITAL APPRECIATION FUND                                             AIM V.I. INTERNATIONAL GROWTH FUND**
AIM V.I. CAPITAL DEVELOPMENT FUND                                              AIM V.I. MID CAP CORE EQUITY FUND ***
AIM V.I. CORE EQUITY FUND*                                                     AIM V.I. MONEY MARKET FUND
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND                                          AIM V.I. NEW TECHNOLOGY FUND
AIM V.I. DIVERSIFIED INCOME FUND                                               AIM V.I. PREMIER EQUITY FUND****


*Effective May 1, 2002, the Fund changed its name from AIM V.I. Growth and
   Income Fund to AIM V.I. Core Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.

**Effective May 1, 2002, the Fund changed its name from AIM V.I. International
   Equity Fund to AIM V.I. International Growth Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund

***Effective May 1, 2002, the Fund changed its name from AIM V.I. Mid Cap Equity
   Fund to AIM V.I. Mid Cap Core Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.

****Effective May 1, 2002, the Fund changed its name from AIM V.I. Value Fund to
   AIM V.I. Premier Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.

IMPORTANT NOTICES

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE INVESTMENT IN THE CONTRACTS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT FDIC INSURED.

Glenbrook has filed a Statement of Additional Information, dated May 1, 2002, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which



                                        1 PROSPECTUS
means it is legally a part of this prospectus. Its table of contents appears on page 47 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

Each Fund has multiple investment portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.












                                        2 PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
IMPORTANT TERMS                                                               4
--------------------------------------------------------------------------------
     The Contract At A Glance                                                 6
--------------------------------------------------------------------------------
     How the Contract Works                                                   8
--------------------------------------------------------------------------------
     Expense Table                                                            9
--------------------------------------------------------------------------------
     Financial Information                                                   16
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
     The Contract                                                            17
--------------------------------------------------------------------------------
     Purchases                                                               19
--------------------------------------------------------------------------------
     Contract Value                                                          20
--------------------------------------------------------------------------------
     Investment Alternatives
--------------------------------------------------------------------------------
           The Variable Sub-Accounts                                         21
--------------------------------------------------------------------------------
           The Fixed Account Options                                         22
--------------------------------------------------------------------------------
           Transfers                                                         25
--------------------------------------------------------------------------------
     Expenses                                                                26
--------------------------------------------------------------------------------
     Access To Your Money                                                    29
--------------------------------------------------------------------------------
     Income Payments                                                         30
--------------------------------------------------------------------------------
  Death Benefits                                                             33
--------------------------------------------------------------------------------

                                                                            PAGE

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
     More Information:                                                       38
--------------------------------------------------------------------------------
     Glenbrook                                                               38
--------------------------------------------------------------------------------
     The Variable Account                                                    38
--------------------------------------------------------------------------------
     The Contract                                                            40
--------------------------------------------------------------------------------
     Qualified Plans                                                         40
--------------------------------------------------------------------------------
     Legal Matters                                                           40
--------------------------------------------------------------------------------
     Taxes                                                                   40
--------------------------------------------------------------------------------
     Annual Reports and Other Documents                                      43
--------------------------------------------------------------------------------
     Experts                                                                 43
--------------------------------------------------------------------------------
     Performance Information                                                 44
--------------------------------------------------------------------------------
APPENDIX A - MARKET VALUE ADJUSTMENT EXAMPLE                                 45
--------------------------------------------------------------------------------
APPENDIX B - CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT AMOUNT           47
--------------------------------------------------------------------------------
APPENDIX C - AIM LIFETIME AMERICA/SM/ VA SERIES CONTRACT COMPARISON CHART    48
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                        49
--------------------------------------------------------------------------------













                                        3 PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                            PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                            8
--------------------------------------------------------------------------------
Accumulation Unit                                                        16, 20
--------------------------------------------------------------------------------
Accumulation Unit Value                                                  16, 20
--------------------------------------------------------------------------------
Anniversary Value                                                            34
--------------------------------------------------------------------------------
Annuitant                                                                    17
--------------------------------------------------------------------------------
Automatic Additions Program                                                  19
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                      25
--------------------------------------------------------------------------------
Beneficiary                                                                  17
--------------------------------------------------------------------------------
Cancellation Period                                                       6, 19
--------------------------------------------------------------------------------
Contingent Beneficiary                                                       17
--------------------------------------------------------------------------------
*Contract                                                                    17
--------------------------------------------------------------------------------
Contract Anniversary                                                          7
--------------------------------------------------------------------------------
Contract Owner ("You")                                                       16
--------------------------------------------------------------------------------
Contract Value                                                                7
--------------------------------------------------------------------------------
Contract Year                                                                 7
--------------------------------------------------------------------------------
Death Benefit Anniversary                                                    33
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                                25
--------------------------------------------------------------------------------
Due Proof of Death                                                           33
--------------------------------------------------------------------------------
Enhanced Earnings Death Benefit Rider                                        35
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                                 34
--------------------------------------------------------------------------------
Excess-of-Earnings Withdrawal                                                35
--------------------------------------------------------------------------------
Fixed Account Options                                                        22
--------------------------------------------------------------------------------
Free Withdrawal Amount                                                       27
--------------------------------------------------------------------------------

                                                                            PAGE

--------------------------------------------------------------------------------
Funds                                                                        38
--------------------------------------------------------------------------------
Glenbrook ("We" or "Us")                                                     38
--------------------------------------------------------------------------------
Guarantee Periods                                                            22
--------------------------------------------------------------------------------
Guaranteed Income Benefit                                                    32
--------------------------------------------------------------------------------
Guaranteed Maturity Fixed Account                                            29
--------------------------------------------------------------------------------
Income Base                                                                  32
--------------------------------------------------------------------------------
Income Benefit Rider                                                         32
--------------------------------------------------------------------------------
Income Plan                                                                  30
--------------------------------------------------------------------------------
In-Force Premium                                                             35
--------------------------------------------------------------------------------
Investment Alternatives                                                       7
--------------------------------------------------------------------------------
Issue Date                                                                    8
--------------------------------------------------------------------------------
Market Value Adjustment                                                   7, 24
--------------------------------------------------------------------------------
Payout Phase                                                                  8
--------------------------------------------------------------------------------
Payout Start Date                                                         8, 30
--------------------------------------------------------------------------------
Primary Beneficiary                                                          17
--------------------------------------------------------------------------------
Qualified Contracts                                                          42
--------------------------------------------------------------------------------
Rider Date                                                                   17
--------------------------------------------------------------------------------
SEC                                                                           1
--------------------------------------------------------------------------------
Settlement Value                                                             33
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                                29
--------------------------------------------------------------------------------
Valuation Date                                                               19
--------------------------------------------------------------------------------
Variable Account                                                             38
--------------------------------------------------------------------------------
Variable Sub-Account                                                         21
--------------------------------------------------------------------------------


*In certain states the Contract is available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "CONTRACT" in this prospectus include certificates, unless the context requires otherwise. References to "CONTRACT" also include all three Contract options listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.




                                        4 PROSPECTUS

OVERVIEW OF THE CONTRACT OPTIONS
--------------------------------------------------------------------------------

There are 3 options that offer many of the same basic features and benefits. They differ with respect to the charges imposed, as follows:

The AIM LIFETIME AMERICA CLASSIC/SM/ has a mortality and expense risk charge of 1.20%, an administrative charge of 0.10% and a withdrawal charge of up to 7% with a 7-year withdrawal charge period.

The AIM LIFETIME AMERICA REGAL/SM/ has a mortality and expense risk charge of 1.35%, an administrative charge of 0.10% and a withdrawal charge of up to 7% with a 3-year withdrawal charge period.

The AIM LIFETIME AMERICA FREEDOM/SM/ has a mortality and expense risk charge of 1.40%, an administrative charge of 0.10% with no withdrawal charge.

Other differences among the Options relate to available Fixed Account Options and available withdrawal charge waivers. For side-by-side comparison of these differences, please turn to Appendix C of this prospectus.




                                        5 PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS               You can purchase a Contract with as little as $10,000
                                ($10,000 for "QUALIFIED CONTRACTS", which are Contracts
                                issued within Qualified Plans). You can add to your
                                Contract as often and as much as you like, but each
                                payment must be at least $500 ($100 for automatic
                                Purchase Payments to the Variable Investment Options).
                                You must maintain a minimum account size of $1,000.
---------------------------------------------------------------------------------------
RIGHT TO CANCEL                 You may cancel your Contract within 20 days of receipt
                                or any longer period as your state may require
                                ("CANCELLATION PERIOD"). Upon cancellation, we will
                                return your purchase payments adjusted, to the extent
                                federal or state law permits, to reflect the investment
                                experience of any amounts allocated to the Variable
                                Account. The adjustment will reflect the deduction of
                                mortality and expense rik charges and administrative
                                expense charges.
---------------------------------------------------------------------------------------
EXPENSES                        Each Fund pays expenses that you will bear
                                indirectly if you invest in a Variable
                                Sub-account. In addition, you will bear the
                                following expenses:

                                AIM LIFETIME AMERICA CLASSIC/S//M/ Option

                                Annual mortality and expense risk charge equal to 1.20% of average daily net assets.

                                Annual administrative charge equal to 0.10% of average daily net assets.

                                Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn (with certain exceptions).

                                AIM LIFETIME AMERICA REGAL/SM/ Option

                                Annual Mortality and Expense Risk Charge equal to 1.35% of average daily net assets.

                                Annual Administrative Charge equal to 0.10% of average daily net assets.

                                Withdrawal Charges ranging from 0% to 7% of Purchase Payments withdrawn (with certain exceptions).

                                AIM LIFETIME AMERICA FREEDOM/SM/ Option

                                Annual Mortality And Expense Risk Charge equal to 1.40% of average daily net assets.

                                Annual Administrative Charge equal to 0.10% of
                                average daily net assets.
---------------------------------------------------------------------------------------
  ALL OPTIONS                   If you select the ENHANCED DEATH BENEFIT
                                RIDER Option you would pay an additional
                                mortality and expense risk charge of 0.25%.

                                If you select the ENHANCED EARNINGS DEATH
                                BENEFIT RIDER Option you would pay an additional
                                Mortality and Expense Risk Charge of 0.15%,
                                0.25% or 0.35% (depending on the age of the oldest Owner on the date we receive the completed application or request to add the option, whichever is later).

                                If you select the INCOME BENEFIT RIDER Option you would pay an additional Mortality and Expense Risk Charge of 0.30%.

                                Transfer fee equal to $25 after the 12th
                                Transfer in any Contract Year.

                                State premium tax (if your state imposes one).
---------------------------------------------------------------------------------------
                                       6 PROSPECTUS


INVESTMENT ALTERNATIVES         Each Contract offers several
                                Investment Alternatives including:

                                .up to 3 Fixed Account Options (which  credit
                                   interest at rates we guarantee)

                                .18 Variable Sub-Accounts investing in
                                  Portfolios offering professional money
                                  management by A I M Advisors, Inc.

                                To find out current rates being paid on the
                                Fixed Account Options or how the Variable
                                Sub-Accounts have performed, please call us at
                                1-800-776-6978.
---------------------------------------------------------------------------------------
SPECIAL SERVICES                For your convenience, we offer these Special Services:

                                . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                                . AUTOMATIC ADDITIONS PROGRAM

                                . DOLLAR COST AVERAGING PROGRAM

                                . SYSTEMATIC WITHDRAWAL PROGRAM
---------------------------------------------------------------------------------------
INCOME PAYMENTS                 You can choose FIXED INCOME PAYMENTS,
                                VARIABLE INCOME PAYMENTS, or a combination of
                                the two. You can receive your Income Payments in
                                one of the following ways:

                                . LIFE INCOME WITH GUARANTEED PAYMENTS

                                . a "JOINT AND SURVIVOR" Life Income With Guaranteed
                                  Payments

                                . GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD of
                                  5 to 30 years(absolute maximum of 50 years at certain ages).

                                We offer an Income Benefit Rider that allows you
                                to lock in a dollar amount that you can apply
                                towards Fixed Income.
---------------------------------------------------------------------------------------
DEATH BENEFITS                  If you or the ANNUITANT (if the
                                Contract is owned by a non-natural person) die
                                before the PAYOUT START DATE, we will pay the
                                death benefit described in the Contract. We also
                                offer an ENHANCED DEATH BENEFIT RIDER and an
                                ENHANCED EARNINGS DEATH BENEFIT RIDER.
---------------------------------------------------------------------------------------
TRANSFERS                       Before the Payout Start Date, you may transfer
                                your Contract value ("CONTRACT VALUE") among the
                                Investment Alternatives, with certain
                                restrictions. A charge may apply after the 12th
                                Transfer in each Contract Year ("CONTRACT
                                YEAR"), which we measure from the date we issue
                                your Contract or a Contract Anniversary.
---------------------------------------------------------------------------------------
WITHDRAWALS                     You may withdraw some or all of your Contract Value at
                                anytime prior to the Payout Start Date. In general, you
                                must withdraw at least $50 at a time. Full or partial
                                withdrawals are available under limited circumstances
                                on or after the Payout Start Date. Withdrawals of
                                earnings are taxed as ordinary income and, if taken
                                prior to age 591/2, may be subject to an additional 10%
                                federal tax penalty.  A withdrawal charge and a MARKET
                                VALUE ADJUSTMENT also may apply.
---------------------------------------------------------------------------------------



                                        7 PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in your Contract's investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 30. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.


Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can recieve    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if none, the BENEFICIARY will exercise the rights and privileges provided by the Contract.
 See "THE CONTRACT." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "DEATH BENEFITS."

You buy You save for You elect to receive You can receive Or you can a Contract retirement income payments or income payments receive income receive a lump for a set period payments for sum payment life

Please call us at 1-800-776-6978 if you have any questions about how the Contract works.




                                        8 PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "EXPENSES," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES (WITHDRAWAL CHARGE AS A PERCENTAGE OF PURCHASE PAYMENTS)*


Number of Complete Years Since We
Received the Purchase Payment Being    0    1    2    3    4    5    6     7+
Withdrawn
-------------------------------------------------------------------------------
Applicable Charge AIM LIFETIME         7%   7%   7%   6%   5%   4%   3%    0%
AMERICA CLASSIC/SM// /
-------------------------------------------------------------------------------
Applicable Charge AIM LIFETIME         7%   6%   6%   0%   0%   0%   0%    0%
AMERICA REGAL/SM/
-------------------------------------------------------------------------------
Applicable Charge AIM LIFETIME
AMERICA FREEDOM/SM // /No Withdrawal   0%   0%   0%   0%   0%   0%   0%    0%
Charge
-------------------------------------------------------------------------------
Transfer Fee all Contracts                            $25.00**
-------------------------------------------------------------------------------


*Each Contract Year, you may withdraw up to the Free Withdrawal Amount offered under your Contract without incurring a Withdrawal Charge. However, the amount withdrawn may be subject to a Market Value Adjustment.

 **Applies solely to the thirteenth and subsequent transfers within a Contract
   Year, excluding transfers due to Dollar Cost Averaging and Automatic Portfolio Rebalancing. We are currently waiving the Transfer Fee.




VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

AIM Lifetime                                  Basic       With Income    With Enhanced   With Enhanced    With Enhanced Death
AMERICA CLASSIC/SM/                           Contract    Benefit Rider  Death Benefit   Earnings Death   Benefit, Enhanced
                                                                         Rider           Benefit Rider*   Earnings Death
                                                                                                          Benefit and Income
                                                                                                          Benefit Riders**

------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge             1.20 %      1.50 %         1.45 %          1.35 % *         1.90 %**
------------------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge                 0.10 %      0.10 %         0.10 %          0.10 %           0.10 %
------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expense         1.30 %      1.60 %         1.55 %           1.45 %          2.00 %
------------------------------------------------------------------------------------------------------------------------------


AIM Lifetime                           Basic       With Income    With Enhanced   With Enhanced    With Enhanced Death
AMERICA REGAL/SM/                      Contract    Benefit Rider  Death Benefit   Earnings Death   Benefit, Enhanced
                                                                  Rider           Benefit Rider*   Earnings Death
                                                                                                   Benefit and Income
                                                                                                   Benefit Riders**

-----------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge      1.35 %      1.65 %         1.60 %          1.50 % *         2.05 %**
-----------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge          0.10 %      0.10 %         0.10 %          0.10 %           0.10 %
-----------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expense  1.45 %      1.75 %         1.70 %           1.60 %          2.15 %
-----------------------------------------------------------------------------------------------------------------------


AIM Lifetime                           Basic       With Income    With Enhanced   With Enhanced    With Enhanced Death
AMERICA FREEDOM/SM/                    Contract    Benefit Rider  Death Benefit   Earnings Death   Benefit, Enhanced
                                                                  Rider           Benefit Rider*   Earnings Death
                                                                                                   Benefit and Income
                                                                                                   Benefit Riders**

-----------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge      1.40 %      1.70 %         1.65 %          1.55 % *         2.10 %**
-----------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge          0.10 %      0.10 %         0.10 %          0.10 %           0.10 %
-----------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expense  1.50 %      1.80 %         1.75 %           1.65 %          2.20 %
-----------------------------------------------------------------------------------------------------------------------

* The mortality and expense risk charge shown for the Enhanced Earnings Death Benefit Rider reflects a charge of 0.15% for the Option, assuming the age of the oldest Contract Owner or Annuitant is age 55 or younger on the Rider Application Date. If the age of the oldest Contract Owner or Annuitant is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25% and the mortality and expense risk charge shown for


                                        9 PROSPECTUS

   Contracts with this Option would be higher by 0.10%. If the age of the oldest Contract Owner or Annuitant is 66 or older on the Rider Application Date, the charge for the Option is 0.35% and the mortality and expense risk charge shown for Contracts with this Option would be higher by 0.20%.

** Please note that you can select any combination of the 3 different riders.
   You could choose one or all 3 riders as shown in the chart or you could choose a combination of 2 riders. Taking into account the age-adjusted charge for the Enhanced Earnings Death Benefit described in the preceding footnote, it is easy for you to determine the aggregate level of asset charge for your base contract and the combination of optional features you select. Simply take the base level charge for the Contract option you select, either 1.30% (Classic), 1.45% (Regal), or 1.50% (Freedom), and add the charge for the benefit riders or riders you select. The charge for the Enhanced Death Benefit Rider is 0.25% and, for the Income Benefit Rider, is 0.30%.








                                       10 PROSPECTUS

FUND ANNUAL EXPENSES(1)
(as a percentage of Fund average daily net assets(*)


                                                      OTHER
                                                    EXPENSES
                                                     (AFTER
                                                    VOLUNTARY
                                                   REDUCTIONS
                                                       AND
                             MANAGEMENT   12B-1    REIMBURSEM    TOTAL ANNUAL
FUND                           FEES        FEES       ENTS)      FUND EXPENSES
-------------------------------------------------------------------------------
AIM V.I. Aggressive Growth     0.80%      0.25%       0.41%         1.46%
Fund (2)
-------------------------------------------------------------------------------
AIM V.I. Balanced Fund         0.75%      0.25%       0.37%         1.37%
-------------------------------------------------------------------------------
AIM V.I. Basic Value Fund      0.73%      0.25%       0.57%         1.55%
(2,3)
-------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund        0.75%      0.25%       0.51%         1.51%
(2)
-------------------------------------------------------------------------------
AIM V.I. Capital               0.61%      0.25%       0.24%         1.10%
Appreciation Fund
-------------------------------------------------------------------------------
AIM V.I. Capital               0.75%      0.25%       0.41%         1.41%
Development Fund
-------------------------------------------------------------------------------
AIM V.I. Core Equity Fund      0.61%      0.25%       0.21%         1.07%
(4)
-------------------------------------------------------------------------------
AIM V.I. Dent Demographic      0.85%      0.25%       0.59%         1.69%
Trends Fund (2)
-------------------------------------------------------------------------------
AIM V.I. Diversified           0.60%      0.25%       0.33%         1.18%
Income Fund
-------------------------------------------------------------------------------
AIM V.I. Global Utilities      0.65%      0.25%       0.42%         1.32%
-------------------------------------------------------------------------------
AIM V.I. Government            0.50%      0.25%       0.58%         1.33%
Securities Fund
-------------------------------------------------------------------------------
AIM V.I. Growth Fund           0.62%      0.25%       0.26%         1.13%
-------------------------------------------------------------------------------
AIM V.I. High Yield Fund       0.63%      0.25%       0.66%         1.54%
(2)
-------------------------------------------------------------------------------
AIM V.I. International         0.73%      0.25%       0.32%         1.30%
Growth Fund (4)
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core          0.73%      0.25%       0.57%         1.55%
Equity Fund (2,3,4)
-------------------------------------------------------------------------------
AIM V.I. Money Market Fund     0.40%      0.25%       0.24%         0.89%
-------------------------------------------------------------------------------
AIM V.I. New Technology        1.00%      0.25%       0.49%         1.74%
Fund (2)
-------------------------------------------------------------------------------
AIM V.I. Premier Equity        0.60%      0.25%       0.25%         1.10%
Fund (4)
-------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Before fee waivers and expense reimbursements. The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Total Annual Fund Expenses to 1.45%. With these fee waivers and expense reimbursements in place, portfolio annual expenses as a percentage of Portfolio average daily net assets would have been as follows:

                                                                                          OTHER EXPENSES
                                                                                          (AFTER VOLUNTARY
                                                                  MANAGEMENT    12B-1     REDUCTIONS AND     TOTAL ANNUAL
FUND                                                                FEES         FEES     REIMBURSEMENTS)    FUND EXPENSES
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                                     0.80%       0.24%          0.41%            1.45%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                                           0.73%       0.15%          0.57%            1.45%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                                             0.75%       0.19%          0.51%            1.45%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                               0.71%       0.15%          0.59%            1.45%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund                                            0.63%       0.16%          0.66%            1.45%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                   0.73%       0.15%          0.57%            1.45%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund                                        0.81%       0.15%          0.49%            1.45%
---------------------------------------------------------------------------------------------------------------------------





                                       11 PROSPECTUS

(3) Figures shown in the table are estimates for the current year and are expressed as a percentage of Fund average daily net assets.

(4) Effective May 1, 2002 the following Funds' changed names from AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund, AIM V.I. Mid Cap Equity Fund and AIM V.I. Value Fund to AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund and AIM V.I. Premier Equity Fund, respectively.




                                       12 PROSPECTUS

EXAMPLE 1
The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $1,000 in a Variable Sub-Account,

.. earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period,

.. elected the Enhanced Death Benefit and Income Benefit Riders, and

..   elected the Enhanced Earnings Death Benefit Rider (assuming Contract owner is age 66-75 on the Rider Date).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


AIM LIFETIME AMERICA CLASSIC/SM/
Assumes Termination

Sub-Account                                  1 Year   3 Year  5 Year   10 Year
-------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund               $95     $159     $216    $379
-------------------------------------------------------------------------------
AIM V.I. Balanced Fund                        $94     $156     $212    $370
-------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                     $96     $161     $221    $387
-------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                       $95     $160     $219    $383
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund            $91     $148     $198    $345
-------------------------------------------------------------------------------
AIM V.I. Capital Development Fund             $94     $157     $214    $374
-------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                     $91     $147     $197    $342
-------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund         $97     $166     $227    $400
-------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund              $92     $150     $202    $353
-------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                $94     $154     $209    $366
-------------------------------------------------------------------------------
AIM V.I. Government Securities Fund           $94     $155     $210    $367
-------------------------------------------------------------------------------
AIM V.I. Growth Fund                          $92     $149     $200    $348
-------------------------------------------------------------------------------
AIM V.I. High Yield Fund                      $96     $161     $220    $386
-------------------------------------------------------------------------------
AIM V.I. International Growth Fund            $93     $154     $208    $364
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund             $96     $161     $221    $387
-------------------------------------------------------------------------------
AIM V.I. Money Market Fund                    $89     $141     $188    $325
-------------------------------------------------------------------------------
AIM V.I. New Technology Fund                  $98     $167     $230    $404
-------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                  $91     $148     $198    $345
-------------------------------------------------------------------------------





AIM LIFETIME AMERICA REGAL/SM/
Assumes Termination

Sub-Account                                  1 Year   3 Year  5 Year   10 Year
-------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund               $88     $112     $190    $392
-------------------------------------------------------------------------------
AIM V.I. Balanced Fund                        $87     $110     $185    $384
-------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                     $89     $115     $194    $400
-------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                       $89     $114     $192    $397
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund            $84     $102     $172    $359
-------------------------------------------------------------------------------
AIM V.I. Capital Development Fund             $87     $111     $187    $388
-------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                     $84     $101     $171    $356
-------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund         $90     $119     $201    $413
-------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund              $85     $104     $176    $367
-------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                $87     $108     $183    $380
-------------------------------------------------------------------------------
AIM V.I. Government Securities Fund           $87     $109     $183    $381
-------------------------------------------------------------------------------
AIM V.I. Growth Fund                          $85     $102     $174    $362
-------------------------------------------------------------------------------
AIM V.I. High Yield Fund                      $89     $115     $194    $400
-------------------------------------------------------------------------------
AIM V.I. International Growth Fund            $86     $108     $182    $378
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund             $89     $115     $194    $400
-------------------------------------------------------------------------------
AIM V.I. Money Market Fund                    $83      $97     $165    $346
-------------------------------------------------------------------------------
AIM V.I. New Technology Fund                  $91     $121     $203    $417
-------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                  $84     $102     $172    $359
-------------------------------------------------------------------------------




                                       13 PROSPECTUS

AIM LIFETIME AMERICA FREEDOM/SM/
Assumes Termination

Sub-Account                                  1 Year   3 Year  5 Year   10 Year
-------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund               $38     $114     $192    $397
-------------------------------------------------------------------------------
AIM V.I. Balanced Fund                        $37     $111     $188    $389
-------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                     $38     $117     $197    $405
-------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                       $38     $115     $195    $401
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund            $34     $103     $175    $364
-------------------------------------------------------------------------------
AIM V.I. Capital Development Fund             $37     $112     $190    $392
-------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                     $34     $102     $173    $361
-------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund         $40     $121     $203    $417
-------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund              $35     $106     $179    $371
-------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                $36     $110     $185    $384
-------------------------------------------------------------------------------
AIM V.I. Government Securities Fund           $36     $110     $186    $385
-------------------------------------------------------------------------------
AIM V.I. Growth Fund                          $34     $104     $176    $367
-------------------------------------------------------------------------------
AIM V.I. High Yield Fund                      $38     $116     $196    $404
-------------------------------------------------------------------------------
AIM V.I. International Growth Fund            $36     $109     $184    $382
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund             $38     $117     $197    $405
-------------------------------------------------------------------------------
AIM V.I. Money Market Fund                    $32      $97     $164    $344
-------------------------------------------------------------------------------
AIM V.I. New Technology Fund                  $40     $122     $206    $422
-------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                  $34     $103     $175    $364
-------------------------------------------------------------------------------





                                       14 PROSPECTUS

EXAMPLE 2
Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan for a specified period), at the end of each period.


AIM LIFETIME AMERICA CLASSIC/SM/
Assumes No Termination

Sub-Account                                  1 Year   3 Year  5 Year   10 Year
-------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund               $35     $108     $183    $379
-------------------------------------------------------------------------------
AIM V.I. Balanced Fund                        $35     $105     $178    $370
-------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                     $36     $111     $187    $387
-------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                       $36     $109     $185    $383
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund            $32      $97     $165    $345
-------------------------------------------------------------------------------
AIM V.I. Capital Development Fund             $35     $106     $180    $374
-------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                     $31      $96     $163    $342
-------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund         $38     $115     $194    $400
-------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund              $33      $99     $169    $353
-------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                $34     $104     $176    $366
-------------------------------------------------------------------------------
AIM V.I. Government Securities Fund           $34     $104     $176    $367
-------------------------------------------------------------------------------
AIM V.I. Growth Fund                          $32      $98     $166    $348
-------------------------------------------------------------------------------
AIM V.I. High Yield Fund                      $36     $110     $186    $386
-------------------------------------------------------------------------------
AIM V.I. International Growth Fund            $34     $103     $175    $364
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund             $36     $111     $187    $387
-------------------------------------------------------------------------------
AIM V.I. Money Market Fund                    $30      $91     $154    $325
-------------------------------------------------------------------------------
AIM V.I. New Technology Fund                  $38     $116     $196    $404
-------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                  $32      $97     $165    $345
-------------------------------------------------------------------------------





AIM LIFETIME AMERICA REGAL/SM/
Assumes No Termination

Sub-Account                                  1 Year   3 Year  5 Year   10 Year
-------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund               $37     $112     $190    $392
-------------------------------------------------------------------------------
AIM V.I. Balanced Fund                        $36     $110     $185    $384
-------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                     $38     $115     $194    $400
-------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                       $38     $114     $192    $397
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund            $33     $102     $172    $359
-------------------------------------------------------------------------------
AIM V.I. Capital Development Fund             $36     $111     $187    $388
-------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                     $33     $101     $171    $356
-------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund         $39     $119     $201    $413
-------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund              $34     $104     $176    $367
-------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                $36     $108     $183    $380
-------------------------------------------------------------------------------
AIM V.I. Government Securities Fund           $36     $109     $183    $381
-------------------------------------------------------------------------------
AIM V.I. Growth Fund                          $34     $102     $174    $362
-------------------------------------------------------------------------------
AIM V.I. High Yield Fund                      $38     $115     $194    $400
-------------------------------------------------------------------------------
AIM V.I. International Growth Fund            $35     $108     $182    $378
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund             $38     $115     $194    $400
-------------------------------------------------------------------------------
AIM V.I. Money Market Fund                    $32      $97     $165    $346
-------------------------------------------------------------------------------
AIM V.I. New Technology Fund                  $40     $121     $203    $417
-------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                  $33     $102     $172    $359
-------------------------------------------------------------------------------





                                       15 PROSPECTUS

AIM LIFETIME AMERICA FREEDOM/SM/
Assumes No Termination

Sub-Account                                  1 Year   3 Year  5 Year   10 Year
-------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund               $38     $114     $192    $397
-------------------------------------------------------------------------------
AIM V.I. Balanced Fund                        $37     $111     $188    $389
-------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                     $38     $117     $197    $405
-------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                       $38     $115     $195    $401
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund            $34     $103     $175    $364
-------------------------------------------------------------------------------
AIM V.I. Capital Development Fund             $37     $112     $190    $392
-------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                     $34     $102     $173    $361
-------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund         $40     $121     $203    $417
-------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund              $35     $106     $179    $371
-------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                $36     $110     $185    $384
-------------------------------------------------------------------------------
AIM V.I. Government Securities Fund           $36     $110     $186    $385
-------------------------------------------------------------------------------
AIM V.I. Growth Fund                          $34     $104     $176    $367
-------------------------------------------------------------------------------
AIM V.I. High Yield Fund                      $38     $116     $196    $404
-------------------------------------------------------------------------------
AIM V.I. International Growth Fund            $36     $109     $184    $382
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund             $38     $117     $197    $405
-------------------------------------------------------------------------------
AIM V.I. Money Market Fund                    $32      $97     $164    $344
-------------------------------------------------------------------------------
AIM V.I. New Technology Fund                  $40     $122     $206    $422
-------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                  $34     $103     $175    $364
-------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH AND INCOME BENEFIT RIDERS WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.85% FOR THE AIM LIFETIME AMERICA CLASSIC SM, 2.00% FOR THE AIM LIFETIME AMERICA REGALSM, AND 2.05% FOR THE AIM LIFETIME AMERICA FREEDOMSM. THE ENHANCED EARNINGS DEATH BENEFIT RIDER HAS AN ANNUAL FEE OF 0.15%. IF ANY OR ALL OF THOSE FEATURES WERE NOT ELECTED, THE EXAMPLE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $45,000.


FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT". Each Variable Sub-Account has a separate value for its Accumulation Units which we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

There are no Accumulation Unit Values to report because the Contracts were first offered as of the date of this prospectus.

To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Glenbrook Life also appear in the Statement of Additional Information.




                                       16 PROSPECTUS

THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract owner, and Glenbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

.. any other rights that the Contract provides, including restricting income payments to beneficiaries.

If you die, any surviving Contract owner, or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. If the Contract Owner is a Grantor Trust, the Contract Owner will be considered a non-natural person for purposes of this section and the Death Benefits Section. The maximum age of the oldest Contract Owner and Annuitant cannot exceed 90 as of the date we receive the completed application.

If you select the Enhanced Earnings Death Benefit and Income Benefit Riders, the maximum age of any Contract Owner on the date we receive the completed application or request to add the Option, whichever is later ("RIDER DATE") is currently 75. If you select the Enhanced Death Benefit Rider, the maximum age of any Contract Owner on the date we receive the completed application or request to add the Option, whichever is later ("RIDER DATE") is currently 80.

You may change the Contract owner at any time. We will provide a change of ownership form to be signed by you and filed with us. After we accept the form, the change of ownership will be effective as of the date you signed the form. Until we receive your written notice to change the Contract owner, we are entitled to rely on the most recent ownership information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change the Contract owner, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued within a qualified plan. See "QUALIFIED PLANS" on page 38. If the Contracts are issued within a qualified plan, no additional tax advantages attach to the annuity.


ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. The maximum age of the Annuitant cannot exceed age 90 as of the date we receive the completed application for each Contract. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract owner is a natural person). Once we accept a change, it takes effect as of the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

You may designate a joint Annuitant, who is a second person on whose life income payments depend. We permit joint Annuitants only on or after the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

     (i) the youngest Contract owner; otherwise,

    (ii) the youngest Beneficiary.


BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. (See section titled "Death Benefits" for details.) If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may also name one of more contingent Beneficiaries who will receive any death benefit or guaranteed income benefit if there are no surviving primary Beneficiaries upon the death of the sole surviving Contract Owner. You may change or add Beneficiaries at any time by writing to us unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us.


                                       17 PROSPECTUS

Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant if the Contract Owner is not a natural person), we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.


MODIFICATION OF THE CONTRACT
Only a Glenbrook Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents have the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


                                       18 PROSPECTUS

PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial Purchase Payment must be at least $5,000 ($2,000 for a Qualified Contract). All subsequent Purchase Payments must be $500 or more. The maximum Purchase Payment is $2,000,000 without prior approval. We reserve the right to reduce the minimum Purchase Payment and to change the maximum Purchase Payment. You may make Purchase Payments of at least $500 at any time prior to the Payout Start Date. We also reserve the right to reject any application..


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments by automatically transferring money from your bank account. Consult your representative for more detailed information.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our service center in Vernon Hills mailing address: 300 N. Milwaukee Avenue, Vernon Hills, Illinois, 60061. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment in good order at our service center as described above.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If this Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Sub-Account to the Money Market Variable Sub-Account available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, we will allocate the amount in the Money Market Variable Sub-Account to the Variable Sub-Account as you originally designated.




                                       19 PROSPECTUS

CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, your Contract Value is equal to your initial purchase payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

changes in the share price of the Portfolio in which the Variable Sub-Account invests, and the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine withdrawal charges, and transfer fees separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider, the Enhanced Earnings Death Benefit Rider, and the Income Benefit Rider.



YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.








                                       20 PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 18 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the accompanying prospectuses for the Fund. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts. A I M Advisors, Inc. serves as the investment advisor to each Fund.

Fund: Each Fund Seeks*:

FUND:                   EACH FUND SEEKS*:
-------------------------------------------------------------------------------
AIM V.I. Aggressive     Long-term growth of capital
Growth Fund**
-------------------------------------------------------------------------------
AIM V.I. Balanced Fund   As high a total return as possible, consistent with
                        preservation of capital
-------------------------------------------------------------------------------
AIM V.I. Basic Value    Long-term growth of capital
Fund
-------------------------------------------------------------------------------
AIM V.I. Blue Chip      Long-term growth of capital with a secondary objective
Fund                    of current income
-------------------------------------------------------------------------------
AIM V.I. Capital        Growth of capital
Appreciation Fund
-------------------------------------------------------------------------------
AIM V.I. Capital        Long-term growth of capital
Development Fund
-------------------------------------------------------------------------------
AIM V.I. Core Equity    Growth of capital with a secondary objective of current
Fund                    income
-------------------------------------------------------------------------------
AIM V.I. Dent           Long-term growth of capital
Demographic Trends
Fund
-------------------------------------------------------------------------------
AIM V.I. Diversified    High level of current income
Income Fund
-------------------------------------------------------------------------------
AIM V.I. Global         High total return
Utilities Fund
-------------------------------------------------------------------------------
AIM V.I. Government     High level of current income consistent with reasonable
Securities Fund         concern for safety of principal
-------------------------------------------------------------------------------
AIM V.I. Growth Fund    Growth of capital
-------------------------------------------------------------------------------
AIM V.I. High Yield     High level of current income
Fund
-------------------------------------------------------------------------------
AIM V.I. International  Long-term growth of capital
Growth Fund
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core   Long-term growth of capital
Equity Fund
-------------------------------------------------------------------------------
AIM V.I. Money Market   As high a level of current income as is consistent with
Fund                    the preservation of capital and liquidity
-------------------------------------------------------------------------------
AIM V.I. New            Long-term growth of capital
Technology Fund
-------------------------------------------------------------------------------
AIM V.I. Premier        Long-term growth of capital with income as a secondary
Equity Fund             objective
-------------------------------------------------------------------------------


*The investment objective(s) of each Fund may be changed by the Board of Directors without shareholder approval.

**Due to the sometime limited availability of common stocks of small-cap companies that meet the investment criteria for AIM V.I. Aggressive Growth Fund, the Fund may periodically suspend or limit the offering of its shares. The Fund will be closed to new participants when Fund assets reach $200 million. During closed periods, the Fund will accept additional investments from existing participants.

Amounts you allocate to variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.


                                       21 PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Options available under each of the three contract options are:

.. GUARANTEED MATURITY FIXED ACCOUNT OPTION

.. 6 MONTH DOLLAR COST AVERAGING OPTION

.. 12 MONTH DOLLAR COST AVERAGING OPTION

We may offer additional Fixed Account options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options. The Fixed Account Options may not be available in all states. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general account assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
The Dollar Cost Averaging Fixed Account Options are three of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 24. These options allow you to allocate purchase payments to the Fixed Account for 6 months (the "6 MONTH DOLLAR COST AVERAGING OPTION"), or for 12 months (the "12 MONTH DOLLAR COST AVERAGING OPTION") depending on the form of contract you are in. Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives that you have selected in equal monthly installments beginning the next business day after allocation. The number of monthly installments must be no more than 6 for the 6 Month Dollar Cost Averaging Option and no more than 12 for the 12 Month Dollar Cost Averaging Option.

If we do not receive allocation instructions from you within one month of the date of the payment, the payment plus associated interest will be transfered to the Money Market Variable Sub-Account in equal monthly installments using the longest transfer period being offered at the time the Purchase Payment is made.

At the end of the applicable transfer period, any nominal amounts remaining in the Dollar Cost Averaging Option will be allocated to the Money Market Variable Sub-Account.

Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer funds from other investment alternatives to either the 6 or 12 Month Dollar Cost Averaging Options.

The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state. Please check with your representative for availability.


INVESTMENT RISK
We bear the investment risk for all amounts allocated to the 6 Month DCA Fixed Account Option and the 12 Month DCA Fixed Account Option. That is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the 6 Month DCA Fixed Account Option and the 12 Month DCA Fixed Account Option. For current interest rate information, please contact your representative or our customer support unit at 1-800-776-6978.


GUARANTEE PERIODS
Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select the Guarantee Period for each payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s).

Each payment or transfer allocated to a Guarantee Period must be at least $500. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

The Guarantee Periods may not be available in your state. Please check with your representative for availability.


INTEREST RATES
We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.


                                       22 PROSPECTUS

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors.

WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE.

For current interest rate information, please contact your representative or Glenbrook at 1-800-776-6978.


HOW WE CREDIT INTEREST
We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period.





The following example illustrates how a purchase payment allocated to a Guaranteed Period would grow, given an assumed Guarantee Period and annual interest rate:

PURCHASE PAYMENT $10,000

GUARANTEE PERIOD 5 YEARS

ANNUAL INTEREST RATE 4.50%

                              END OF CONTRACT YEAR

                          YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
Beginning Contract      $10,000.00
Value                       X1.045
X (1 + Annual Interest  $10,450.00
Rate)
Contract Value at end               $10,450.00
of Contract Year                        X1.045
X (1 + Annual Interest              $10,920.25
Rate)
Contract Value at end                           $10,920.25
of Contract Year                                    X1.045
X (1 + Annual Interest                          $11,411.66
Rate)
Contract Value at end                                       $11,411.66
of Contract Year                                                X1.045
X (1 + Annual Interest                                      $11,925.19
Rate)


Contract Value at end                                                    $11,925.19
of Contract Year                                                             X1.045
X (1 + Annual Interest                                                   $12,461.82
Rate)




Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82 - $10,000.00). This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn see p23. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above.


RENEWALS
Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. At the end of a Guarantee Period, we will automatically renew the Guarantee Period value to a Guarantee Period of the same duration to be established on the day the previous Guarantee Period expired. In certain states your money will automatically renew into a newly established one-year Guarantee Period. Please consult with your representative. During the 30-day period after the end of the Guarantee Period, you may:

.. Take no action. We will automatically apply your money to a new Guarantee
  Period of the same length as the expiring Guarantee Period. In certain states your money will automatically renew into a newly established one-year Guarantee Period. Please consult with your representative. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be the rate in effect on the 1st day of the New Period selected; or


                                       23 PROSPECTUS

.. Instruct us to apply your money to one or more new Guarantee Periods of your choice to be established on the day we receive the instruction. The new interest rate will be our then current declared rate for those Guarantee Periods; or

.. Instruct us to transfer all or a portion of your money to one or more Variable
  Sub-Accounts of the Variable Account. We will effect the transfer at the next unit value we calculate after we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

.. Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and income tax withholding, if applicable. In this case, the amount withdrawn will be deemed to have been withdrawn on the day we received notification.


MARKET VALUE ADJUSTMENT
All withdrawals and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, may be subject to a Market Value Adjustment. A Market Value Adjustment also may apply upon payment of a death benefit and when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). We also will not apply a Market Value Adjustment to a withdrawal you make:

.. that qualifies for one of the waivers as described on page 26-27,

.. to satisfy the IRS minimum distribution rules for the Contract, or



.. a single withdrawal made by a surviving spouse made within one year after continuing the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time you remove it from that Guarantee Period. We calculate the Market Value Adjustment by comparing the TREASURY RATE for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "TREASURY RATE" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal from a Guaranteed Period to an amount that is less than the purchase payment applied to that period plus interest earned under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you, transferred or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you, transferred or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix A to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

The Market Value Adjustment may not be applicable in your state. Please check with your representative.




                                       24 PROSPECTUS

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the Six Month Fixed Account or the Twelve Month Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $500. A transfer fee of $25 applies to each transfer after the 12th in any Contract Year. Multiple transfers on a single trading day are considered a single transfer. We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will credit you contract with interest as required by applicable law. Any interest would be credited from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we may increase or decrease the amount transferred by a Market Value Adjustment.

In certain states, a Market Value Adjustment may not apply. In these states, the total number of transfers and withdrawals from each Guarantee Period of the Guaranteed Maturity Fixed Account during a Contract Year cannot exceed 25% of the purchase payment or the amount transferred into that Guarantee Period. For each Guarantee Period, any portion of the total allowable transfer and withdrawal amount that is not transferred or withdrawn in that Contract Year will not increase the allowable transfer and withdrawal amount in any subsequent Contract Year. This limitation will be waived for amounts transferred during the 30-day period after the Guarantee Period expires. This limitation does not apply to any Dollar Cost Averaging Fixed Accounts. Please consult your representative.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments.


TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-776-6978. The cut-off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


EXCESSIVE TRADING LIMITS
We reserve the right to limit transfers among the Variable Sub-Accounts in any Contract Year, or to refuse any Variable Sub-Account transfer request, if:

.. we believe, in our sole discretion, that excessive trading by such Contract owner or owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Funds or would be to the disadvantage of other Contract owners; or

.. we are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month from any Variable Sub-Account, the Six Month Dollar Cost Averaging Fixed Account or the Twelve Month Dollar Cost Averaging Fixed Account, to any of the other


                                       25 PROSPECTUS

Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Guarantee Periods. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfer count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage of your contract value allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account monthly, quarterly, semi-annually, or annually, depending on your instructions. At the end of the period you select, we will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.


EXAMPLE:
Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Diversified Income Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Diversified Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the AIM V.I. Diversified Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

.. 1.20% FOR AIM LIFETIME AMERICA CLASSIC /SM/

.. 1.35% FOR AIM LIFETIME AMERICA REGAL /SM/

.. 1.40% FOR AIM LIFETIME AMERICA FREEDOM /SM/

The mortality and expense risk charge is for the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. If you select the Enhanced Death Benefit Rider Option, the mortality and expense risk charge will include an additional 0.25% for the Option. If you select the Enhanced Earnings Death Benefit Option, the mortality and expense risk charge will include an additional 0.15% for the Option if, on the Rider Date, either the Contract Owner or Annuitant is age 55 or younger, an additional 0.25% for the Option if, on the Rider Date, either the oldest Contract Owner or Annuitant is between age 56 and 65, and an additional 0.35% for the Option if, on the Rider Date, either the oldest Contract

 Owner or the Annuitant is age 66 or older. If you select the Income Benefit Rider Option, the mortality and expense risk charge will include an additional
 0.30% for the Option.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase. After the Payout Start Date, mortality and expense risk charges for the Enhanced Death Benefit and the Income Benefit will cease.


                                       26 PROSPECTUS

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.


TRANSFER FEE
We impose a $25 fee upon transfers in excess of 12 during any Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the charge applicable for each Contract appears on page 9. The Contracts differ in the following respects:

AIM LIFETIME AMERICA CLASSIC /S//M/ and AIM LIFETIME AMERICA REGAL /SM/. Under the AIM Lifetime America Classic and AIM Lifetime America Regal Option, you can withdraw up to the Free Withdrawal Amount each Contract Year without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment. The Free Withdrawal Amount is equal to the greater of 15% of purchase payments, or 15% of the Contract Value as of the beginning of the Contract Year. Unused portions of the "Free Withdrawal Amount " are not carried forward to future Contract Years.

AIM LIFETIME AMERICA FREEDOM /SM   /

Under the AIM Lifetime America FreedomSM Option, there is no withdrawal charge on any withdrawals. However, any amount withdrawn from a guarantee period fixed option may be subject to a Market Value Adjustment.


ALL OPTIONS
We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest payments first. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Death Benefit equals the settlement value);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers as described below.

We use the amounts obtained from the withdrawal charge to recover the cost of sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


CONFINEMENT WAIVER
We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken under your Contract if the following conditions are satisfied:

.. You or the Annuitant, if the Contract owner is not a natural person, are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

.. You request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

.. A physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.


TERMINAL ILLNESS WAIVER
We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken under your Contract if:

.. you or the Annuitant (if the Contract owner is not a natural person) are first diagnosed with a terminal illness at least 30 days after the Issue Date; and

.. you claim this benefit, request a withdrawal and deliver adequate proof of diagnosis to us.


                                       27 PROSPECTUS

UNEMPLOYMENT WAIVER
We will waive the withdrawal charge and any Market Value Adjustment on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

.. you or the Annuitant, if the Contract owner is not a natural person, become unemployed at least one year after the Issue Date;

.. you or the Annuitant, if the Contract owner is not a natural person, receive unemployment compensation as defined in the Contract for at least 30 days as a result of that unemployment; and

.. you or the Annuitant, if the Contract owner is not a natural person, claim

.. this benefit and request a withdrawal within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge or a Market Value Adjustment because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge for these taxes against your Contract until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.


OTHER EXPENSES
Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see pages 11-15. We may receive compensation from the investment advisers or administrators of the Funds in connection with the administrative services we provide to the Funds.


                                       28 PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "INCOME PLANS" on page 30.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our service center, adjusted by any Market Value Adjustment less any withdrawal charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the investment alternatives according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

In certain states, where a Market Value Adjustment does not apply, the total amount of transfers and partial withdrawals from each Guarantee Period of the Guaranteed Maturity Fixed Account during a Contract Year cannot exceed 25% of the purchase payment or the amount transferred into that Guarantee Period. For each Guarantee Period, any portion of the total allowable transfer and withdrawal amount that is not transferred or withdrawn in that Contract year will not increase the allowable transfer and withdrawal amount in any subsequent Contract Year. This limitation will be waived for amounts transferred during the 30-day period after the Guarantee Period expires. This limitation does not apply to any Dollar Cost Averaging Fixed Accounts. Please consult with your representative. These limitations do not apply to a full withdrawal of your Contract Value.

If you request a total withdrawal, we may require you to return your Contract to us.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2) An emergency exists as defined by the SEC; or

3) The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment for 30 days or more, we will credit your Contract with interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less that $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.




                                       29 PROSPECTUS

INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

.. at least 30 days after the Issue Date; and

.. no later than the day the Annuitant reaches age 90, or the 10th Contract
  Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:


INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS
Under this plan, we make periodic income payments for the longer of the life of the Annuitant or a specified guarantee period. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. If the Annuitant is age 90 or older at the time payments begin, a minimum of 5 years of guaranteed payments applies.


INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. If the Annuitant is age 90 or older at the time payments begin, a minimum of 5 years of guaranteed payments applies.


INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS) Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. If you select a Payout Start Date prior to the third anniversary of the Contract issue date, then the number of years guaranteed may be from 10 to30 years or age 100 (but = 50 absolute max.). If you select a Payout Start Date on or after the third anniversary of the Contract issue date, then the number of years guaranteed may from 5 to30 years or age 100 (but = 50 absolute max.). We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant under Income Plan 3. In that case you may terminate all or part of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. The minimum amount you may withdraw under this feature is $50. A withdrawal charge may apply. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available. You may obtain information about them by writing or calling us. You may apply all or part of your Contract Value to an Income Plan. If you elected the Income Benefit Rider, you may be able to apply an amount greater than your Contract Value. On the Payout Start Date, you may choose the portion of the Contract Value to be applied to variable income payments and the portion to be applied


                                       30 PROSPECTUS
to fixed income payments. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

.. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

.. deducting any applicable premium tax; and

.. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will credit interest to your Contract as required by law from the date we receive the withdrawal request to the date we make payment.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their value, subject to a Payout Withdrawal Charge, by writing to us. For Variable Amount Income Payments, this value is equal to the present value of the Variable Amount Income Payments being terminated, calculated using a discount rate equal to the Assumed Investment Rate that was used in determining the initial variable payment. For Fixed Amount Income Payments, this value is equal to the present value of the Fixed Amount Income Payments being terminated, calculated using a discount rate equal to the Applicable Current Interest Rate. The Applicable Current Interest Rate is the rate we are using on the date we receive your payout withdrawal request to determine income payments for a new payout commencement with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the Value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the Investment Alternatives(s) from which you wish to make Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.




                                       31 PROSPECTUS

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

For AIM LIFETIME AMERICA CLASSIC /SM/ Option

Payment Year:                               1    2    3    4    5    6    7     8
Percentage:                                 7%   7%   7%   6%   5%   4%   3%    0%


For AIM LIFETIME AMERICA REGAL/SM/ Option

Payment Year:                            1    2    3     4
Percentage:                              7%   6%   6%    0%


For AIM LIFETIME AMERICA FREEDOM /SM/ Option has No Withdrawal charge

For each purchase payment withdrawal, the "Payment Year" in the table is measured from the date we received the purchase payment. The Payout Withdrawal Charge is determined by multiplying the percentage corresponding to the Payment Year times the amount of each purchase payment withdrawal.

Regularly scheduled Income Payments are never subject to a Payout Withdrawal Charge.

The Payout Withdrawal Charge may not apply in your state.


INCOME BENEFIT RIDER
You may have the option to add to your Contract an Income Benefit Rider. Currently, the option is available for Contract Owners and Annuitants who are age 75 or younger on the Rider Application Date. You may exercise this benefit up to your latest Payout Start Date. The Rider may not be available in all states.


QUALIFICATIONS
To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

.. You must elect a Payout Start Date that is on or after the 10th anniversary of the Rider Date;

.. The Payout Start Date must be prior to the oldest Annuitant's 90th birthday;

.. The payout Start Date must occur during the 30 day period following a Contract
  Anniversary;

.. You must elect to receive fixed income payments, which will be calculated using the guaranteed income payment tables listed in your Contract; and

.. The Income Plan you selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

.. 10 years, if the youngest Annuitant's age is 80 or less on the Payout Start
  Date, or

.. 5 years, if the youngest Annuitant's age is greater than 80 on the Payout
  Start Date.

The annualized mortality and expense risk charge for this Rider is 0.30%. We deduct the charge only from the Variable Sub-Account(s).

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("GUARANTEED INCOME BENEFIT") and does not provide a Contract Value or guaranteed performance of any investment option.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:


INCOME BASE A
On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:

For purchase payments, Income Base A is equal to the most recently calculated Income Base plus the purchase payment.

For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all the Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary on or after the 85th birthday of the oldest Owner or, if no Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for purchase payments and withdrawals.


INCOME BASE B
On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B,


                                       32 PROSPECTUS
plus any subsequent purchase payments and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday. This accumulation rate may differ depending on your state. After this date, Income Base B will be recalculated only for purchase payments and withdrawals.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

See Appendix B for an example of how the withdrawal adjustment applies.

The guaranteed income benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the guaranteed income benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Income Benefit may not be appropriate.

We determine the guaranteed income benefit amount by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment provided by the guaranteed income benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit prior to the Payout Start Date on:

.. the death of any Contract owner or,

.. the death of the Annuitant, if the Contract is owned by a non-natural person.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract owner.

A claim for a distribution on death must include DUE PROOF OF DEATH. We will accept the following documentation as "DUE PROOF OF DEATH":

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1) the Contract Value as of the date we determine the death benefit, or

2) the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value, see page 29 on the date we determine the death benefit, or

3) the sum of all purchase payments reduced by a withdrawal adjustment, as defined below, or

4) the greatest of the Contract Values on the current or any previous DEATH BENEFIT ANNIVERSARY prior to the date we determine the Death Benefit, increased by any purchase payments made since that Death Benefit Anniversary and reduced by an adjustment for any withdrawals, as defined below.

Death Benefit Anniversaries occur every 7th Contract Anniversary until the oldest Owner's 80th birthday, or the Annuitant's 80th birthday if the Owner is not a living person. For example, the 7th, 14th, and 21st Contract Anniversaries are the first three Death Benefit Anniversaries. The Contract anniversary immediately following the oldest Owner's 80th birthday, or the Annuitant's 80th birthday if the Owner is not a living person, will also be a Death Benefit Anniversary and is the final Death Benefit Anniversary.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

  (a) is the withdrawal amount.

  (b) is the Contract Value immediately prior to the withdrawal.

  (c) is the Contract value on the applicable Death


                                       33 PROSPECTUS

Benefit Anniversary adjusted by any prior purchase payments or withdrawals made since that Death Benefit Anniversary, or the sum of all purchase payments adjusted for any prior withdrawals, as applicable.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of;

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value.

We reserve the right to extend, on a non-discriminatory basis, the 180 day period in which the death proceeds will equal the death benefit as described above. This right applies only to the amount payable as death proceeds and in no way restricts when a claim may be filed.



We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.


ENHANCED DEATH BENEFIT RIDER
For Contract owners and Annuitants up to and including age 80, the Enhanced Death Benefit Rider is an optional benefit that you may elect. If the Contract owner is a living individual, the Enhanced Death Benefit applies only upon the death of the Contract owner. If the Contract owner is not a living individual, the Enhanced Death Benefit applies only upon the death of the Annuitant. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (3) above, or (4) the Enhanced Death Benefit. The Enhanced Death Benefit is equal to the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit A or B may not be available in all states.

The Enhanced Death Benefit will never be greater than the maximum death benefit allowed by any state nonforfeiture laws that govern the Contract. The Enhanced Death Benefit Rider and the mortality and expense charge for the Rider will terminate upon the change of Contract owner (or the Annuitant if the Contract is owned by a non-natural person) for reasons other than death.

The annualized mortality and expense risk charge for this Rider is 0.25%. We deduct the charge only from the Variable Sub-Account(s).


ENHANCED DEATH BENEFIT A.
On the date we issue the Rider ("Rider Date"), Enhanced Death Benefit A is equal to the Contract Value on that date. After the Rider Date, Enhanced Death Benefit A is the greatest of all Contract Anniversary Values as of the date we determine the death benefit. The "ANNIVERSARY VALUE" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by a withdrawal adjustment, as described below, for any partial withdrawals since that Anniversary.

We will calculate Anniversary Values for each Contract Anniversary up until the earlier of:

.. the date we determine the death benefit; or

.. the first Contract Anniversary on or after the oldest Contract owner's or, if the Contract owner is not a natural person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later.

Following the first Contract Anniversary on or after the oldest Owner's or, if the Contract Owner is not a natural person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, we will recalculate the Enhanced Death Benefit A only for purchase payments and withdrawals.


ENHANCED DEATH BENEFIT B
The Enhanced Death Benefit B on the Rider Date is equal to the Contract Value on that date. After the Rider Date, the Enhanced Death Benefit B, plus any subsequent purchase payments and less a withdrawal adjustment, as described below, will accumulate daily at a rate equivalent to 5% (accumulation rate may differ depending on your state, please consult with your representative) per year until the earlier of:

.. the date we determine the death benefit; or

.. the first day of the month following the oldest Contract owner's or,

.. if the Contract owner is not a natural person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later.

After the first day of the month following the oldest Owner's 80th birthday or, if the Owner is not a living individual, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later, we will recalculate the Enhanced Death Benefit B only for purchase payments and withdrawals.

For purposes of computing Enhanced Death Benefit A or B: The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

  (a) the withdrawal amount,

  (b) is the Contract Value immediately prior to the withdrawal, and

  (c) is the most recently calculated Enhanced Death Benefit A or B as applicable.

The Enhanced Death Benefit Rider will terminate and charges for this rider will cease:

.. When the Owner (if the current Owner is a living person) is changed for any reason other than death unless the new Owner is a trust and the Annuitant is


                                       34 PROSPECTUS
  the current Owner; or

.. When the Owner (if the current Owner is a non-living person) is changed for any reason unless the new Owner is a non-living person or is the current annuitant.

.. When the Annuitant (if the current Owner is a non-living person) is changed for any reason other than death; or

.. on the date we determine the value of the Death Benefit unless the Contract is continued by surviving spouse as defined in section III above: or

.. on the Payout Start Date.


ENHANCED EARNINGS DEATH BENEFIT RIDER
For Contract owners and Annuitants up to and including age 75, the Enhanced Earnings Death Benefit Rider is an optional benefit that you may elect.

If the Contract owner is a living individual, the Enhanced Earnings Death Benefit Rider applies only upon the death of the Contract owner. If the Contract owner is not a living individual, the Enhanced Earnings Death Benefit Rider applies only upon the death of the annuitant. The Enhanced Earnings Death Benefit Rider and the annual charge for the Rider will terminate upon the change of Contract owner (or the Annuitant if the Contract is owned by a non-natural person) for reasons other than death. The Rider may not be available in all states. We may discontinue the offering of the Rider at any time.

Under the Enhanced Earnings Death Benefit Rider, if the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is age 55 or younger on the date we receive the completed application or the date we receive the request to add this rider, whichever is later, the Enhanced Earnings Death Benefit will be:

.. The lesser of 100% of In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Owner, or Annuitant if the Owner is a non-living person) or 50% of In-Force Earnings, calculated as of the date we receive the completed request for settlement of the death benefit. The annualized mortality and expense risk charge for this Rider is 0.15%.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 56 and 65 on the date we receive the completed application or the date we receive the request to add this rider, whichever is later, the Enhanced Earnings Death Benefit will be:

.. The lesser of 80% of the In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Owner, or Annuitant if the Owner is a non-living person) or 40% of In-Force Earnings, calculated as of the date we receive the completed request for settlement of the death benefit. The annualized mortality and expense risk charge for this Rider is 0.25%.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the request to add this rider, whichever is later, the Enhanced Earnings Death Benefit will be:

.. The lesser of 50% of the In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Owner, or Annuitant if the Owner is a non-living person) or 25 % of In-Force Earnings, calculated as of the date we receive the completed request for settlement of the death benefit. The annualized mortality and expense risk charge for this Rider is 0.35%. For purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

  . In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Rider as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Rider may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your financial advisor can help you decide if the Enhanced Earnings Death Benefit Rider is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Rider, see Appendix B.

The Enhanced Earnings Death Benefit Rider will terminate and charges for this rider will cease:

.. when the Owner (if the current Owner is a living person) is changed for any reason other than death


                                       35 PROSPECTUS
  unless the new Owner is a trust and the Annuitant is the current Owner; or

.. when the Owner (if the current Owner is a non-living person) is changed for any reason unless the new Owner is a non-living person or is the current Annuitant, or

.. when the Annuitant (if the current Owner is a non-living person) is changed for any reason other than death; or

.. on the Payout Start Date.


DEATH BENEFIT PAYMENTS
IF THE NEW OWNER IS YOUR SPOUSE, THE NEW OWNER MAY:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

.. The life of the new Owner; or

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

.. over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If your spouse does not elect one of the above options, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

.. On the date the Contract is continued, the Contract Value will equal the amount of the Death Benefit as determined as of the Valuation Date on which we received the completed request for settlement of the death benefit (the next Valuation Date, if we receive the completed request for settlement of the death benefit after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-accounts as of the end of the Valuation Period during which we receive the completed request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Sub-account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

  .  transfer all or a portion of the excess amoung the Variable Sub-Accounts;

  . transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

  . transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a Withdrawal Charge.

Only one spousal continuation is allowed under this Contract.

IF THE NEW OWNER IS NOT YOUR SPOUSE BUT IS A NATURAL PERSON, THE NEW OWNER MAY:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

  .  the life of the new Owner; or

  . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

  . over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If the new Owner does not elect one of the above options then the new Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Vaulation Date on which we received a completed request for settlement of the death benefit (the next Valuation Date, if we receive a completed request for settlement of the death benefit after 3 p.m. Central Time). Unless otherwise instructed by the new Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights as set forth in the TRANSFERS section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges, if applicable, will be waived for any withdrawals made during this 5 year period.

If the new Owner dies prior to the receiving all of the Contract Value, then the new Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon Death of Owner.

IF THE NEW OWNER IS A CORPORATION, TRUST, OR OTHER NON-NATURAL PERSON:

  (a) The new Owner may elect to receive the death


                                       36 PROSPECTUS
benefit in a lump sum; or

  (b) If the new Owner does not elect the option above, then the new Owner must receive the Contract Value payable within 5 years of your date of death. On the date we receive the complete request for settlement of the Death Benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the new Owner, the excess, if any of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights set forth in the TRANSFERS provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

If any new Owner is a non-natural person, all new Owners will be considered to be non-natural persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Owner from the date of your death to the date on which the death proceeds are paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a natural person, then the Contract will continue with a new Annuitant as designated by the Contract Owner.

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a non-natural person, the following apply:

  (a) The Contract Owner may elect to receive the death benefit in a lump sum;
or

  (b) If the new Owner does not elect the option above, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract Owner may then exercise all rights set forth in the TRANSFERS provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Annuitant.


                                       37 PROSPECTUS

MORE INFORMATION
--------------------------------------------------------------------------------


GLENBROOK
Glenbrook Life is the issuer of the Contract. Glenbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, Glenbrook Life was organized under the laws of the State of Illinois in 1992. Glenbrook Life was originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 Glenbrook Life was known as "UNITED STANDARD LIFE ASSURANCE COMPANY" and from 1983 to 1992 as "WILLIAM PENN LIFE ASSURANCE COMPANY OF AMERICA."

Glenbrook Life is currently licensed to operate in the District of Columbia, all states except New York, and Puerto Rico. We intend to offer the Contract in those jurisdictions in which we are licensed. Our headquarters is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Glenbrook Life is a wholly owned subsidiary of Allstate Life Insurance Company ("ALLSTATE LIFE"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Glenbrook Life and Allstate Life entered into a reinsurance agreement effective June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of Glenbrook's liabilities under its various insurance contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Glenbrook Life; Glenbrook Life remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Glenbrook Life due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's Insurance Rating Service assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Glenbrook Life, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature


THE VARIABLE ACCOUNT
Glenbrook Life established the Glenbrook Life and Annuity Company Separate Account A on September 6, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Glenbrook Life.

The Variable Account consists of 18 Variable Sub-Accounts, each of which invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other variable sub-accounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE FUNDS
Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding eligible Fund. The votes decrease as


                                       38 PROSPECTUS
income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Funds. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest in additional underlying mutual funds. We will notify you in advance of any change.

Conflicts of Interest. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of directors may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


                                       39 PROSPECTUS

THE CONTRACT
--------------------------------------------------------------------------------


DISTRIBUTION
ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("EXCHANGE ACT"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.50% of all purchase payments. These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.20%, on an annual basis, of the Contract Values considered in connection with the bonus. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Glenbrook does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.


ADMINISTRATION
We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract owner records;

.. Contract owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


QUALIFIED PLANS
If you use the Contract within a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS
Bricker & Eckler, LLP, Columbus, Ohio, has advised Glenbrook Life on certain federal securities law matters. All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and Glenbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael
J. Velotta, General Counsel of Glenbrook Life.




TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. GLENBROOK LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ANNUITIES IN GENERAL TAX DEFERRAL.
Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Glenbrook is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS
As a general rule, annuity contracts owned by non-natural


                                       40 PROSPECTUS
persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.


DIVERSIFICATION REQUIREMENTS
For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Glenbrook does not have control over the Funds or their investments, we expect the Funds to meet the diversification requirements.


OWNERSHIP TREATMENT
The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS
If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"NONQUALIFIED DISTRIBUTIONS" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "QUALIFIED DISTRIBUTIONS" from Roth IRAs are not included in gross income. "QUALIFIED DISTRIBUTIONS" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the individual attains age 591/2,

.. made to a beneficiary after the Contract owner's death,

.. attributable to the Contract owner being disabled, or

.. for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the investment in the Contract and the Contract Value at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.


TAXATION OF ANNUITY PAYMENTS
Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the


                                       41 PROSPECTUS
investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF ANNUITY DEATH BENEFITS
Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.


PENALTY TAX ON PREMATURE DISTRIBUTIONS
A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 591/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract owner attains age 591/2;

.. made as a result of the Contract owner's death or disability;

.. made in substantially equal periodic payments over the Contract owner's life or life expectancy,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.


AGGREGATION OF ANNUITY CONTRACTS
All non-qualified deferred annuity contracts issued by Glenbrook Life (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


TAX QUALIFIED CONTRACTS
Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;



.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;

.. Corporate and Self Employed Pension and Profit Sharing Plans; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans.

The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Glenbrook Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

The Death Benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. However, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts, with the result that the Contract would not satisfy the requirements of an IRA. We believe that these regulations do not prohibit all forms of optional death benefits.

It is also possible that the Death Benefit could be characterized as an incidental Death Benefit. If the Death Benefit were so characterized, this could result in currently taxable income to a Contract owner. In addition, there are limitations on the amount of incidental Death Benefits that may be provided under qualified plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Contract were characterized as an incidental Death Benefit, it is unlikely to violate those limits unless the Contract owner also purchases a life insurance contract in connection with such plan.


RESTRICTIONS UNDER SECTION 403(B) PLANS
Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1998, and all


                                       42 PROSPECTUS
earnings on salary reduction contributions, may be made only:

.. on or after the date the employee

.. attains age 591/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Glenbrook Life is directed to transfer some or all of the Contract Value to another 403(b) plan.


INCOME TAX WITHHOLDING
Glenbrook Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

.. required minimum distributions, or

.. a series of substantially equal periodic payments made over a period of at least 10 years, or over the life (joint lives) of the participant (and beneficiary).

Glenbrook Life may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.


ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Glenbrook's annual report on Form 10-K for the year ended December 31, 2001 is incorporated herein by reference, which means that they are legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000947878. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at 300 N. Milwaukee Ave., Vernon Hills, IL 60061.


EXPERTS
--------------------------------------------------------------------------------

The financial statements of Glenbrook Life as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the related financial statement schedule incorporated herein by reference from the Annual Report on Form 10-K of Glenbrook Life and from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2001, and for each of the periods in the two years then ended that appear in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing in the Statement of Additional Information, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


                                       43 PROSPECTUS

INVESTMENT PERFORMANCE
--------------------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Funds for the periods beginning with the inception dates of the Funds and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.


                                       44 PROSPECTUS

APPENDIX A
--------------------------------------------------------------------------------


MARKET VALUE ADJUSTMENT
The Market Value Adjustment is based on the following:


 I = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the establishment of the Guarantee Period.
N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.
J = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a Note with a maturity of the original Guarantee Period is not available, we will use a weighted average.



Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                            .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as a death benefit, or applied to an Income Plan from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.




                                  EXAMPLES OF MARKET VALUE ADJUSTMENT
      Purchase Payment:  $10,000 allocated to a Guarantee Period
      Guarantee Period:  5 years
      Interest Rate:     4.50%
      Full Withdrawal:   End of Contract Year 3
      Contract:          AIM Lifetime America Classic /SM/
                         NOTE: These examples assume that premium taxes are not
                         applicable.


NOTE: These examples assume that premium taxes are not applicable.

          EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1: Calculate Contract Value at End of Contract Year 3:       = $10,000.00 X (1.045) TO THE
                                                                  POWER OF 3 = $11,411.66
Step 2: Calculate the Free Withdrawal Amount:                     = .15 X $10,920.25* = $1,638.04
Step 3: Calculate the Withdrawal Charge:                          = .07 X ($10,000 - $1,638.04) =
                                                                  $585.34
Step 4: Calculate the Market Value Adjustment:                    I   =   4.50%
                                                                  J   =   4.20%
                                                                           730 DAYS
                                                                  N  =   --------   =   2
                                                                           365 DAYS
                                                                  Market Value Adjustment Factor: .9
                                                                  X [I - (J + .0025)] X N'
                                                                  = .9 X [.045 - (.042 + .0025)] X 2
                                                                  = .0009
                                                                  Market Value Adjustment = Market
                                                                  Value Adjustment Factor X Amount
                                                                  Subject To Market Value
                                                                  Adjustment:
                                                                  = .0009 X $11,411.66  = $10.27
Step    5: Calculate the amount received by Contract owner as a    = $11,411.66 - $585.34 + $10.27 =
result of full withdrawal at the end of Contract Year 3:          $10,836.59



*Contract Value at End of Contract Year 2


                                       45 PROSPECTUS

          EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
STEP 1: CALCULATE CONTRACT VALUE AT END OF CONTRACT YEAR 3:      = $10,000.00 X (1.045) TO THE POWER OF 3 = $11,411.66
STEP 2: CALCULATE THE FREE WITHDRAWAL AMOUNT:                   = .15 X $10,920.25* =  $1,638.04
STEP 3: CALCULATE THE WITHDRAWAL CHARGE:                        = 0.7 X ($10,000 - $1,638.04) = $585.34
STEP 4: CALCULATE THE MARKET VALUE ADJUSTMENT:                  I   =   4.50%
                                                                J   =   4.80%
                                                                         730 DAYS
                                                                N  =    -----------   =   2
                                                                          365 DAYS
                                                                MARKET VALUE ADJUSTMENT FACTOR: .9 X [I - (J + .0025)] X N
                                                                = .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                                                MARKET VALUE ADJUSTMENT = MARKET VALUE ADJUSTMENT FACTOR X
                                                                AMOUNT SUBJECT TO MARKET VALUE ADJUSTMENT:
                                                                = -.0099 X $11,411.66 = -($112.98)
STEP    5: CALCULATE THE AMOUNT RECEIVED BY CONTRACT OWNER AS
A RESULT OF FULL WITHDRAWAL AT THE END OF CONTRACT YEAR 3:      = $11,411.66 - $585.34 -  $112.98 = $10,713.35



*Contract Value at End of Contract Year 2








                                       46 PROSPECTUS

APPENDIX B
--------------------------------------------------------------------------------


CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT AMOUNT

EXAMPLE 1
In this example, assume that the oldest Owner is age 55 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Rider when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Glenbrook receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

Excess-of-Earnings Withdrawals = $0 Purchase payments in the 12 months prior to Death = $0 In-Force Premium = $100,000 ($100,000 + $0 - $0) In-Force Earnings = $25,000 ($125,000 - $100,000) Enhanced Earnings Death Benefit = 50% x $25,000 =
$12,500.

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.


EXAMPLE 2
In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Glenbrook receives due proof of death will be assumed to be $114,000.

Excess of Earnings Withdrawals = $5,000 ($10,000 - $5,000) Purchase payments in the 12 months prior to Death = $0 In-Force Premium = $95,000 ($100,000 + $0 - $5,000) In-Force Earnings = $19,000 ($114,000 - $95,000) Enhanced Earnings Death Benefit = 50% x $19,000 = $9,500.

Since In-Force Earnings are less than 80% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.


EXAMPLE 3
This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 65 on the Rider Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the owner dies with a Contract Value of $140,000 on the date Glenbrook receives Due Proof of Death.

Excess of Earnings Withdrawals = $30,000 ($50,000 - $20,000) Purchase payments in the 12 months prior to Death = $0 In-Force Premium = $120,000 ($110,000 + $40,000 - $30,000) In-Force Earnings = $20,000 ($140,000 - $120,000) Enhanced
Earnings Death Benefit = 40% of $20,000 = $8,000.

In this example, In-Force Premium is equal to the Contract Value on the date the Rider was issued plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.


















                                       47 PROSPECTUS

APPENDIX C
--------------------------------------------------------------------------------

     AIM LIFETIME AMERICA VARIABLE ANNUITY SERIES CONTRACT COMPARISON CHART

Feature                                                               AIM Lifetime America   AIM Lifetime America  AIM Lifetime
                                                                      Classic /SM/           Regal /SM/            America Freedom
-------------------------------------------------------------------------------------------------------------------/SM/
                                                                                                                   -----------------
MAXIMUM AGE OF CONTRACT                                               90                     90                    90
OWNER AND ANNUITANT ON THE
ISSUE DATE
------------------------------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL PURCHASE PAYMENT                                      $10,000                $10,000               $10,000
------------------------------------------------------------------------------------------------------------------------------------
FIXED ACCOUNT OPTIONS                                                 . 6 month DCA          . 6 month DCA         . 6 month DCA

                                                                      . 12 Month DCA         . 12 Month DCA        . 12 Month DCA

                                                                      .Guaranteed Fixed      .Guaranteed Fixed     .Guaranteed
                                                                        Maturity Account       Maturity Account      Fixed Maturity
                                                                                                                     Account
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE EXPENSE CHARGE                                         0.10%                  0.10%                 0.10%
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK CHARGE (WITHOUT OPTIONAL BENEFIT)          1.20%                  1.35%                 1.40%
------------------------------------------------------------------------------------------------------------------------------------
FREE WITHDRAWAL AMOUNT                                                GREATER OF 15% OF      GREATER OF 15% OF     NO WITHDRAWAL
                                                                      PURCHASE PAYMENTS, OR  PURCHASE PAYMENTS,    CHARGES ON THIS
                                                                      15% OF THE CONTRACT    OR 15% OF THE         OPTION
                                                                      VALUE                  CONTRACT VALUE
------------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL CHARGE (MEASURED FROM NUMBER OF COMPLETE YEARS SINCE WE    YEAR: 1 2 3 4 5 6 7 8  YEAR: 1 2 3 4         NONE
RECEIVED THE PURCHASE PAYMENTS)(AS A PERCENTAGE OF PURCHASE PAYMENTS  %:    7 7 7 6 5 4 3 0   %:    7 6 6 0
WITHDRAWN IN EXCESS OF THE FREE WITHDRAWAL AMOUNT)
------------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL CHARGE WAIVERS                                             YES                    YES                   N/A
------------------------------------------------------------------------------------------------------------------------------------





































                                       48 PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Description
--------------------------------------------------------------------------------
  Additions, Deletions or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contract
--------------------------------------------------------------------------------
  Purchases of Contracts
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
  Performance Information
--------------------------------------------------------------------------------
  Standardized Total Returns
--------------------------------------------------------------------------------
  Non-standardized Total Returns
--------------------------------------------------------------------------------
  Adjusted Historical Total Returns
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Calculation of Annuity Unit Values
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
  Federal Tax Matters
--------------------------------------------------------------------------------
  Qualified Plans
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


































                                       49 PROSPECTUS

           THE AIM [LIFETIME AMERICA](SM) VARIABLE ANNUITY SERIES CONTRACTS

Glenbrook Life and Annuity Company          Information
                                            dated, May 1,2002
Separate Account A
Post Office Box 94039
Palatine, IL 60094-4039
1(800) 776 - 6978

This Statement of Additional Information supplements the information in the prospectus for the following Contract options:

o AIM Lifetime America Classic TM o AIM Lifetime America Regal TM o AIM Lifetime America Freedom TM

Not all options may be available in all states or through your representative. Please check with your representative for details. This Statement of Additional Information does not constitute an offer of any Contract in such cases.

This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated 2001, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Option" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                                TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments
The Contract
             Purchases of Contracts
             Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers) Performance Information
             Standardized Total Returns
             Non-standardized Total Returns
             Adjusted Historical Total Returns
Calculation of Accumulation Unit Values
             Net Investment Factor
Calculation of Variable Income Payments
             Calculation of Annuity Unit Values
General Matters
             Incontestability
             Settlements
             Safekeeping of the Variable Account's Assets
             Premium Taxes
             Tax Reserves
Experts
Financial Statements

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.



THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, Allstate Life Financial Services, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Glenbrook. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                              $1,000(1 + T)n = ERV

where:

          T       =    average annual total return

          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1, 5, or 10 year periods or shorter period

          n       =    number of years in the period

         $1000    =    hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

The standardized total returns for the Variable Sub-Accounts for the periods ended December 29, 20001999 are set out below.

The Contracts were first offered to the public on. Certain of the Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for the Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contracts, as well as the withdrawal charges described above. No standardized total returns are shown for the AIM V.I. Money Market Variable Sub-Account.

Contracts with the Enhanced Death Benefit, Enhanced Earnings Death Benefit and Income Benefit Riders were first offered to the public on The Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for the Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contracts with the Enhanced Death Benefit, Enhanced Earnings Death Benefit and Income Benefit Riders as well as the withdrawal charges.

None available


NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year by year or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge. However, these rates of return do not reflect withdrawal charges, or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

                  Annualized Return = (l + r) l/n -1

                  Where r = cumulative rate of return for the period shown and n = number of years in the period

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in value of an accumulation unit over the period shown. Year-by-year rates of return reflect the change in value of an accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by the accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5, and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as "year to date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior to calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.

The non standardized annualized total returns for the Variable Sub-Accounts for the period ended December 29, 2000 are set out below. The Contracts were first offered for sale as of February 25, 2002. Certain of the Variable Sub-Accounts were available for investment prior to that date, Accordingly, the performance shown reflects the historical performance of the Variable Sub-Accounts, adjusted to reflect the current asset-based charges that apply to the Variable Sub-Accounts under the Contracts (but not the withdrawal charge or taxes). No non-standardized annualized returns are shown for the Money Market Variable Sub-Account.

Contracts with the Enhanced Death Benefit, Enhanced Earnings Death Benefit and Income Benefit Riders were first offered to the public on February 25, 2002. The Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for the Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current asset-based charges that apply to the Variable Sub-Accounts under the Contracts with the Enhanced Death Benefit, Enhanced Earnings Death Benefit and Income Benefit Riders, but not the withdrawal charge.

none available


ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying Funds and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract, the contract maintenance charge, and the appropriate withdrawal charge.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2001 are set out below.

Effective May 1, 2000, the AIM V.I. Telecommunications Fund changed its name to the AIM V.I. Telecommunications and Technology Fund, and in May 1, 2001, the Fund changed its name to the AIM V.I. New Technology Fund, in each case, to reflect changes in its investment policies. Performance shown for the AIM V.I. New Technology Variable Sub-Account is based on the performance of the Fund, which reflects the investment policies of the Fund in effect during the periods shown.

(AIM Lifetime America Classic TM base Contract)
                                                                             10 Year or Since
Fund                                                 1 Year       5 Year        Inception
Aggressive Growth II                                 -33.16%       N/A           -0.82%
Balanced II                                          -18.74%       N/A            0.80%
Basic Value II                                         N/A         N/A             N/A
Blue Chip II                                         -29.69%       N/A           -20.56%
Capital Appreciation II                              -30.42%      3.79%          10.02%
Capital Development II                               -15.40%       N/A            2.06%
Core Equity II                                       -29.99%      5.07%           9.64%
Dent Demographic Trends II                           -38.96%       N/A           -30.47%
Diversified Income II                                -3.96%       0.77%           3.42%
Global Utilities II                                  -34.99%      3.70%           6.59%
Government Securities II                             -1.20%       3.94%           3.86%
Growth II                                            -40.87%      1.64%           7.13%
High Yield II                                        -12.42%       N/A           -9.57%
International Growth II                              -30.64%      -0.74%          5.20%
Mid Cap Core Equity II                                 N/A         N/A             N/A
Money Market II                                      -3.89%       2.64%           3.00%
New Technology II                                    -54.23%      -2.95%          4.77%
Premier Equity II                                    -19.83%      7.50%          11.66%



* The inception dates of the Funds corresponding to the Variable Sub-Accounts are as follows:

          AIM V.I. Aggressive Growth Fund                    May 1, 1998
          AIM V.I. Balanced Fund                             May 1, 1998
          AIM V.I. Blue Chip                                 December 29, 1999
          AIM V.I. Capital Appreciation Fund                 May 5, 1993
          AIM V.I. Capital Development Fund                  May 1, 1998
          AIM V.I. Dent Demographics                         December 29, 1999
          AIM V.I. Diversified Income Fund                   May 5, 1993
          AIM V.I. Global Utilities Fund                     May 2, 1994
          AIM V.I. Government Securities Fund                May 5, 1993
          AIM V.I. Growth Fund                               May 5, 1993
          AIM V.I. Growth & Income Fund                      May 2, 1994
          AIM V.I. High Yield Fund                           May 1, 1998
          AIM V.I. International Equity Fund                 May 5, 1993
          AIM V.I. New Technology Fund                       October 18, 1993
          AIM V.I. Value Fund                                May 5, 1993

AIM Lifetime America Regal TM (base Contract)
                                                                             10 Year or Since
Fund                                                 1 Year       5 Year        Inception
Aggressive Growth II                                 -32.42%       N/A            0.42%
Balanced II                                          -18.03%       N/A            1.98%
Basic Value II                                         N/A         N/A             N/A
Blue Chip II                                         -28.95%       N/A           -20.15%
Capital Appreciation II                              -29.69%      4.21%           9.85%
Capital Development II                               -14.69%       N/A            3.20%
Core Equity II                                       -29.25%      5.46%           9.47%
Dent Demographic Trends II                           -38.22%       N/A           -29.98%
Diversified Income II                                -3.26%       1.27%           3.27%
Global Utilities II                                  -34.25%      4.13%           6.43%
Government Securities II                             -0.51%       4.36%           3.70%
Growth II                                            -40.12%      2.12%           6.97%
High Yield II                                        -11.71%       N/A           -7.93%
International Growth II                              -29.90%      -0.20%          5.05%
Mid Cap Core Equity II                                 N/A         N/A             N/A
Money Market II                                      -3.20%       3.09%           2.85%
New Technology II                                    -53.46%      -2.35%          4.62%
Premier Equity II                                    -19.11%      7.84%          11.49%


AIM Lifetime America Freedom TM (base Contract)
                                                                            10 Year or Since
Fund                                               1 Year       5 Year        Inception
Aggressive Growth II                               -27.35%       N/A            0.37%
Balanced II                                        -12.97%       N/A            1.93%
Basic Value II                                       N/A         N/A             N/A
Blue Chip II                                       -23.89%       N/A           -17.07%
Capital Appreciation II                            -24.62%      4.16%           9.80%
Capital Development II                             -9.64%        N/A            3.14%
Core Equity II                                     -24.19%      5.41%           9.42%
Dent Demographic Trends II                         -33.15%       N/A           -26.47%
Diversified Income II                               1.78%       1.22%           3.22%
Global Utilities II                                -29.19%      4.07%           6.38%
Government Securities II                            4.54%       4.30%           3.65%
Growth II                                          -35.05%      2.07%           6.92%
High Yield II                                      -6.65%        N/A           -7.98%
International Growth II                            -24.84%      -0.25%          4.99%
Mid Cap Core Equity II                               N/A         N/A             N/A
Money Market II                                     1.85%       3.04%           2.80%
New Technology II                                  -48.39%      -2.40%          4.57%
Premier Equity II                                  -14.06%      7.79%          11.44%




AIM Lifetime America Classic TM (With the Enhanced Death Benefit Rider)

                                                                          10 Year or Since
Fund                                              1 Year       5 Year        Inception
Aggressive Growth II                              -33.34%       N/A           -1.08%
Balanced II                                       -18.96%       N/A            0.54%
Basic Value II                                      N/A         N/A             N/A
Blue Chip II                                      -29.88%       N/A           -20.77%
Capital Appreciation II                           -30.61%      3.52%           9.74%
Capital Development II                            -15.63%       N/A            1.79%
Core Equity II                                    -30.18%      4.80%           9.36%
Dent Demographic Trends II                        -39.13%       N/A           -30.67%
Diversified Income II                             -4.22%       0.51%           3.16%
Global Utilities II                               -35.17%      3.43%           6.33%
Government Securities II                          -1.46%       3.67%           3.60%
Growth II                                         -41.03%      1.38%           6.87%
High Yield II                                     -12.65%       N/A           -9.81%
International Growth II                           -30.83%      -1.00%          4.94%
Mid Cap Core Equity II                              N/A         N/A             N/A
Money Market II                                   -4.15%       2.37%           2.75%
New Technology II                                 -54.36%      -3.21%          4.51%
Premier Equity II                                 -20.05%      7.23%          11.38%

AIM Lifetime America Regal TM (With the Enhanced Death Benefit Rider)

                                                                     10 Year or Since
Fund                                        1 Year       5 Year        Inception
Aggressive Growth II                        -32.60%       N/A            0.17%
Balanced II                                 -18.24%       N/A            1.73%
Basic Value II                                N/A         N/A             N/A
Blue Chip II                                -29.14%       N/A           -20.37%
Capital Appreciation II                     -29.88%      3.95%           9.58%
Capital Development II                      -14.92%       N/A            2.94%
Core Equity II                              -29.44%      5.20%           9.20%
Dent Demographic Trends II                  -38.38%       N/A           -30.17%
Diversified Income II                       -3.52%       1.02%           3.01%
Global Utilities II                         -34.43%      3.87%           6.17%
Government Securities II                    -0.77%       4.10%           3.44%
Growth II                                   -40.28%      1.86%           6.71%
High Yield II                               -11.94%       N/A           -8.16%
International Growth II                     -30.09%      -0.45%          4.79%
Mid Cap Core Equity II                        N/A         N/A             N/A
Money Market II                             -3.45%       2.83%           2.59%
New Technology II                           -53.59%      -2.59%          4.36%
Premier Equity II                           -19.33%      7.58%          11.22%

AIM Lifetime America Freedom TM (With the Enhanced Death Benefit Rider)
                                                                        10 Year or Since
Fund                                           1 Year       5 Year        Inception
Aggressive Growth II                           -27.54%       N/A            0.12%
Balanced II                                    -13.19%       N/A            1.68%
Basic Value II                                   N/A         N/A             N/A
Blue Chip II                                   -24.08%       N/A           -17.28%
Capital Appreciation II                        -24.81%      3.90%           9.53%
Capital Development II                         -9.86%        N/A            2.89%
Core Equity II                                 -24.38%      5.15%           9.14%
Dent Demographic Trends II                     -33.32%       N/A           -26.65%
Diversified Income II                           1.53%       0.97%           2.96%
Global Utilities II                            -29.36%      3.81%           6.11%
Government Securities II                        4.28%       4.04%           3.39%
Growth II                                      -35.21%      1.81%           6.65%
High Yield II                                  -6.89%        N/A           -8.21%
International Growth II                        -25.03%      -0.50%          4.73%
Mid Cap Core Equity II                           N/A         N/A             N/A
Money Market II                                 1.60%       2.78%           2.54%
New Technology II                              -48.52%      -2.64%          4.30%
Premier Equity II                              -14.27%      7.52%          11.16%

AIM Lifetime America Classic TM (With the Enhanced Earnings Death Benefit Rider)
                                                                         10 Year or Since
Fund                                              1 Year       5 Year        Inception
Aggressive Growth II                              -33.27%       N/A           -0.98%
Balanced II                                       -18.88%       N/A            0.64%
Basic Value II                                      N/A         N/A             N/A
Blue Chip II                                      -29.80%       N/A           -20.69%
Capital Appreciation II                           -30.54%      3.63%           9.85%
Capital Development II                            -15.54%       N/A            1.90%
Core Equity II                                    -30.10%      4.91%           9.47%
Dent Demographic Trends II                        -39.07%       N/A           -30.59%
Diversified Income II                             -4.11%       0.62%           3.27%
Global Utilities II                               -35.10%      3.54%           6.43%
Government Securities II                          -1.36%       3.78%           3.70%
Growth II                                         -40.97%      1.49%           6.97%
High Yield II                                     -12.56%       N/A           -9.71%
International Growth II                           -30.75%      -0.89%          5.05%
Mid Cap Core Equity II                              N/A         N/A             N/A
Money Market II                                   -4.05%       2.48%           2.85%
New Technology II                                 -54.31%      -3.11%          4.62%
Premier Equity II                                 -19.96%      7.34%          11.49%
* The inception dates for the Funds appear in the footnote to the preceding table.

AIM Lifetime America Regal TM (With the Enhanced Earnings Death Benefit Rider)
                                                                             10 Year or Since
Fund                                                1 Year       5 Year        Inception
Aggressive Growth II                                -32.53%       N/A            0.27%
Balanced II                                         -18.16%       N/A            1.83%
Basic Value II                                        N/A         N/A             N/A
Blue Chip II                                        -29.07%       N/A           -20.28%
Capital Appreciation II                             -29.80%      4.06%           9.69%
Capital Development II                              -14.83%       N/A            3.04%
Core Equity II                                      -29.36%      5.30%           9.31%
Dent Demographic Trends II                          -38.32%       N/A           -30.09%
Diversified Income II                               -3.42%       1.12%           3.11%
Global Utilities II                                 -34.36%      3.97%           6.27%
Government Securities II                            -0.67%       4.20%           3.55%
Growth II                                           -40.22%      1.97%           6.81%
High Yield II                                       -11.85%       N/A           -8.07%
International Growth II                             -30.02%      -0.35%          4.89%
Mid Cap Core Equity II                                N/A         N/A             N/A
Money Market II                                     -3.35%       2.93%           2.70%
New Technology II                                   -53.54%      -2.49%          4.46%
Premier Equity II                                   -19.24%      7.68%          11.33%


AIM Lifetime America Freedom TM (With the Enhanced Earnings Death Benefit Rider)

                                                                         10 Year or Since
Fund                                            1 Year       5 Year        Inception
Aggressive Growth II                            -27.57%       N/A            0.07%
Balanced II                                     -13.23%       N/A            1.63%
Basic Value II                                    N/A         N/A             N/A
Blue Chip II                                    -24.12%       N/A           -17.32%
Capital Appreciation II                         -24.85%      3.85%           9.47%
Capital Development II                          -9.91%        N/A            2.84%
Core Equity II                                  -24.42%      5.09%           9.09%
Dent Demographic Trends II                      -33.35%       N/A           -26.69%
Diversified Income II                            1.48%       0.92%           2.91%
Global Utilities II                             -29.40%      3.76%           6.06%
Government Securities II                         4.22%       3.99%           3.34%
Growth II                                       -35.25%      1.76%           6.60%
High Yield II                                   -6.93%        N/A           -8.26%
International Growth II                         -25.07%      -0.55%          4.68%
Mid Cap Core Equity II                            N/A         N/A             N/A
Money Market II                                  1.54%       2.73%           2.49%
New Technology II                               -48.54%      -2.69%          4.25%
Premier Equity II                               -14.32%      7.47%          11.10%


AIM Lifetime America Classic TM (With the Income Benefit Rider)
                                                                          10 Year or Since
Fund                                              1 Year       5 Year        Inception
Aggressive Growth II                              -33.38%       N/A           -1.13%
Balanced II                                       -19.01%       N/A            0.48%
Basic Value II                                      N/A         N/A             N/A
Blue Chip II                                      -29.92%       N/A           -20.82%
Capital Appreciation II                           -30.65%      3.47%           9.69%
Capital Development II                            -15.68%       N/A            1.74%
Core Equity II                                    -30.21%      4.74%           9.31%
Dent Demographic Trends II                        -39.17%       N/A           -30.70%
Diversified Income II                             -4.27%       0.46%           3.11%
Global Utilities II                               -35.21%      3.38%           6.27%
Government Securities II                          -1.52%       3.62%           3.55%
Growth II                                         -41.07%      1.33%           6.81%
High Yield II                                     -12.70%       N/A           -9.86%
International Growth II                           -30.87%      -1.05%          4.89%
Mid Cap Core Equity II                              N/A         N/A             N/A
Money Market II                                   -4.20%       2.32%           2.70%
New Technology II                                 -54.39%      -3.26%          4.46%
Premier Equity II                                 -20.09%      7.17%          11.33%

* The inception dates for the Funds appear in the footnote to the first table under "Adjusted Historical Total Returns."

AIM Lifetime America Regal TM (With the Income Benefit Rider)

                                                                   10 Year or Since
Fund                                       1 Year       5 Year        Inception
Aggressive Growth II                       -32.64%       N/A            0.12%
Balanced II                                -18.29%       N/A            1.68%
Basic Value II                               N/A         N/A             N/A
Blue Chip II                               -29.18%       N/A           -20.41%
Capital Appreciation II                    -29.91%      3.90%           9.53%
Capital Development II                     -14.96%       N/A            2.89%
Core Equity II                             -29.48%      5.15%           9.14%
Dent Demographic Trends II                 -38.42%       N/A           -30.21%
Diversified Income II                      -3.57%       0.97%           2.96%
Global Utilities II                        -34.46%      3.81%           6.11%
Government Securities II                   -0.82%       4.04%           3.39%
Growth II                                  -40.31%      1.81%           6.65%
High Yield II                              -11.99%       N/A           -8.21%
International Growth II                    -30.13%      -0.50%          4.73%
Mid Cap Core Equity II                       N/A         N/A             N/A
Money Market II                            -3.50%       2.78%           2.54%
New Technology II                          -53.62%      -2.64%          4.30%
Premier Equity II                          -19.37%      7.52%          11.16%

AIM Lifetime America Freedom TM (With the Income Benefit Rider)
                                                                          10 Year or Since
Fund                                              1 Year       5 Year        Inception
Aggressive Growth II                              -27.57%       N/A            0.07%
Balanced II                                       -13.23%       N/A            1.63%
Basic Value II                                      N/A         N/A             N/A
Blue Chip II                                      -24.12%       N/A           -17.32%
Capital Appreciation II                           -24.85%      3.85%           9.47%
Capital Development II                            -9.91%        N/A            2.84%
Core Equity II                                    -24.42%      5.09%           9.09%
Dent Demographic Trends II                        -33.35%       N/A           -26.69%
Diversified Income II                              1.48%       0.92%           2.91%
Global Utilities II                               -29.40%      3.76%           6.06%
Government Securities II                           4.22%       3.99%           3.34%
Growth II                                         -35.25%      1.76%           6.60%
High Yield II                                     -6.93%        N/A           -8.26%
International Growth II                           -25.07%      -0.55%          4.68%
Mid Cap Core Equity II                              N/A         N/A             N/A
Money Market II                                    1.54%       2.73%           2.49%
New Technology II                                 -48.54%      -2.69%          4.25%
Premier Equity II                                 -14.32%      7.47%          11.10%

AIM Lifetime America Classic TM (With Enhanced Death Benefit, Enhanced Earnings Death Benefit and Income Benefit Rider)
                                                                             10 Year or Since
Fund                                                 1 Year       5 Year        Inception
Aggressive Growth II                                 -33.67%       N/A           -1.55%
Balanced II                                          -19.36%       N/A            0.06%
Basic Value II                                         N/A         N/A             N/A
Blue Chip II                                         -30.22%       N/A           -21.16%
Capital Appreciation II                              -30.95%      3.05%           9.25%
Capital Development II                               -16.04%       N/A            1.31%
Core Equity II                                       -30.52%      4.31%           8.87%
Dent Demographic Trends II                           -39.44%       N/A           -31.02%
Diversified Income II                                -4.68%       0.05%           2.70%
Global Utilities II                                  -35.49%      2.96%           5.85%
Government Securities II                             -1.93%       3.19%           3.14%
Growth II                                            -41.33%      0.91%           6.39%
High Yield II                                        -13.07%       N/A           -10.24%
International Growth II                              -31.17%      -1.46%          4.47%
Mid Cap Core Equity II                                 N/A         N/A             N/A
Money Market II                                      -4.61%       1.90%           2.29%
New Technology II                                    -54.60%      -3.66%          4.04%
Premier Equity II                                    -20.44%      6.73%          10.88%

AIM Lifetime America Regal TM (With Enhanced Death Benefit, Enhanced Earnings Death Benefit and Income Benefit Rider)

Aggressive Growth II                       -32.93%       N/A           -0.28%
Balanced II                                -18.64%       N/A            1.27%
Basic Value II                               N/A         N/A             N/A
Blue Chip II                               -29.49%       N/A           -20.75%
Capital Appreciation II                    -30.22%      3.49%           9.09%
Capital Development II                     -15.33%       N/A            2.48%
Core Equity II                             -29.78%      4.73%           8.71%
Dent Demographic Trends II                 -38.69%       N/A           -30.52%
Diversified Income II                      -3.98%       0.57%           2.55%
Global Utilities II                        -34.75%      3.40%           5.69%
Government Securities II                   -1.24%       3.63%           2.98%
Growth II                                  -40.57%      1.41%           6.23%
High Yield II                              -12.36%       N/A           -8.58%
International Growth II                    -30.43%      -0.90%          4.31%
Mid Cap Core Equity II                       N/A         N/A             N/A
Money Market II                            -3.91%       2.37%           2.13%
New Technology II                          -53.83%      -3.03%          3.89%
Premier Equity II                          -19.72%      7.09%          10.72%



AIM Lifetime America Freedom TM (With Enhanced Death Benefit, Enhanced Earnings Death Benefit and Income Benefit Rider)

                                                                               10 Year or Since
Fund                                                  1 Year       5 Year        Inception
Aggressive Growth II                                  -27.86%       N/A           -0.33%
Balanced II                                           -13.58%       N/A            1.22%
Basic Value II                                          N/A         N/A             N/A
Blue Chip II                                          -24.43%       N/A           -17.65%
Capital Appreciation II                               -25.15%      3.44%           9.03%
Capital Development II                                -10.27%       N/A            2.43%
Core Equity II                                        -24.72%      4.67%           8.66%
Dent Demographic Trends II                            -33.62%       N/A           -26.98%
Diversified Income II                                  1.07%       0.52%           2.50%
Global Utilities II                                   -29.68%      3.35%           5.64%
Government Securities II                               3.81%       3.58%           2.93%
Growth II                                             -35.51%      1.36%           6.17%
High Yield II                                         -7.31%        N/A           -8.62%
International Growth II                               -25.37%      -0.95%          4.26%
Mid Cap Core Equity II                                  N/A         N/A             N/A
Money Market II                                        1.14%       2.32%           2.08%
New Technology II                                     -48.75%      -3.08%          3.84%
Premier Equity II                                     -14.66%      7.04%          10.66%


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

          (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

          (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

..    multiplying the Annuity Unit Value at the end of the immediately preceding
     Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

..    dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require that your Contract be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.



EXPERTS

The financial statements of Glenbrook Life and Annuity Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is, Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2001 and for the periods in the two years then ended, the financial statements and related financial statement schedule of Glenbrook as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2000 and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements of Glenbrook included herein should be considered only as bearing upon the ability of Glenbrook to meet its obligations under the Contacts.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
GLENBROOK LIFE AND ANNUITY COMPANY:

--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2001 and 2000, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 20, 2002

                       GLENBROOK LIFE AND ANNUITY COMPANY

               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
REVENUES
  Net investment income.....................................  $10,715    $10,808    $ 6,579
  Realized capital gains and losses.........................      435        419        312
                                                              -------    -------    -------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............   11,150     11,227      6,891
Income Tax Expense..........................................    3,896      3,925      2,382
                                                              -------    -------    -------
NET INCOME..................................................    7,254      7,302      4,509
                                                              -------    -------    -------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    1,633      3,603     (5,286)
                                                              -------    -------    -------
COMPREHENSIVE INCOME (LOSS).................................  $ 8,887    $10,905    $  (777)
                                                              =======    =======    =======

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                        STATEMENTS OF FINANCIAL POSITION

                                                                    DECEMBER 31,
                                                              -------------------------
                                                                 2001          2000
                                                              -----------   -----------
                                                              (IN THOUSANDS, EXCEPT PAR
                                                                     VALUE DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $154,154 and $139,819)...................................  $  160,974    $  144,127
  Short-term................................................       6,592         3,085
                                                              ----------    ----------
  Total investments.........................................     167,566       147,212
Cash........................................................          --        13,500
Reinsurance recoverable from Allstate Life Insurance
  Company, net..............................................   5,378,036     4,702,940
Other assets................................................       3,404         3,391
Separate Accounts...........................................   1,547,953     1,740,328
                                                              ----------    ----------
      TOTAL ASSETS..........................................  $7,096,959    $6,607,371
                                                              ==========    ==========
LIABILITIES
Contractholder funds........................................  $5,370,475    $4,696,846
Reserve for life-contingent contract benefits...............       7,561         6,094
Current income taxes payable................................       3,844         3,729
Deferred income taxes.......................................       2,610         1,842
Payable to affiliates, net..................................       2,198         5,101
Separate Accounts...........................................   1,547,953     1,740,328
                                                              ----------    ----------
      TOTAL LIABILITIES.....................................   6,934,641     6,453,940
                                                              ----------    ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 10,000 shares authorized,
  5,000 shares issued and outstanding.......................       2,500         2,500
Additional capital paid-in..................................     119,241       119,241
Retained income.............................................      36,144        28,890
Accumulated other comprehensive income:
  Unrealized net capital gains and losses...................       4,433         2,800
                                                              ----------    ----------
      Total accumulated other comprehensive income..........       4,433         2,800
                                                              ----------    ----------
      TOTAL SHAREHOLDER'S EQUITY............................     162,318       153,431
                                                              ----------    ----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............  $7,096,959    $6,607,371
                                                              ==========    ==========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
COMMON STOCK
Balance, beginning of year..................................  $  2,500   $  2,500   $  2,100
Issuance of stock...........................................        --         --        400
                                                              --------   --------   --------
Balance, end of year........................................     2,500      2,500      2,500
                                                              --------   --------   --------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year..................................   119,241    119,241     69,641
Capital contribution........................................        --         --     49,600
                                                              --------   --------   --------
Balance, end of year........................................   119,241    119,241    119,241
                                                              --------   --------   --------
RETAINED INCOME
Balance, beginning of year..................................    28,890     21,588     17,079
Net income..................................................     7,254      7,302      4,509
                                                              --------   --------   --------
Balance, end of year........................................    36,144     28,890     21,588
                                                              --------   --------   --------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................     2,800       (803)     4,483
Change in unrealized net capital gains and losses...........     1,633      3,603     (5,286)
                                                              --------   --------   --------
Balance, end of year........................................     4,433      2,800       (803)
                                                              --------   --------   --------
    TOTAL SHAREHOLDER'S EQUITY..............................  $162,318   $153,431   $142,526
                                                              ========   ========   ========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  7,254   $  7,302   $  4,509
Adjustments to reconcile net income to net cash provided by
 operating activities
    Amortization and other non-cash items...................       (77)      (468)       (65)
    Realized capital gains and losses.......................      (435)      (419)      (312)
    Changes in:
      Income taxes payable..................................         4      1,563        235
      Payable to affiliates, net............................    (2,903)       979        539
      Other operating assets and liabilities................    (1,491)      (725)      (275)
                                                              --------   --------   --------
    Net cash provided by operating activities...............     2,352      8,232      4,631
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................    14,535     20,682      9,049
  Investment collections....................................     9,553      3,163      4,945
  Investments purchases.....................................   (36,433)   (68,967)   (20,328)
Change in short-term investments, net.......................    (3,507)    50,381    (48,288)
                                                              --------   --------   --------
    Net cash (used in) provided by investing activities.....   (15,852)     5,259    (54,622)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock......................        --         --        400
Capital contribution........................................        --         --     49,600
                                                              --------   --------   --------
    Net cash provided by financing activities...............        --         --     50,000
                                                              --------   --------   --------

NET (DECREASE) INCREASE IN CASH.............................   (13,500)    13,491          9
CASH AT BEGINNING OF YEAR...................................    13,500          9         --
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $     --   $ 13,500   $      9
                                                              ========   ========   ========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company ("Glenbrook Life" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

To conform with the 2001 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
Glenbrook Life, a single segment entity, markets a diversified group of products to meet consumers' lifetime needs in the areas of protection and retirement solutions through financial services firms. These products include interest-sensitive life including single premium life and variable life; fixed annuities including market value adjusted annuities and equity-indexed annuities; immediate annuities; and variable annuities. ALFS, Inc. ("ALFS") is the principal underwriter for certain Glenbrook Life products, such as variable life, variable annuities and market value adjusted annuities. ALFS is a wholly owned subsidiary of ALIC and is a registered broker-dealer under the Securities Exchange Act of 1934.

In 2001, substantially all of the Company's statutory premiums and deposits were from annuities. Statutory premiums and deposits is a measure used by management to analyze sales trends. Statutory premiums and deposits includes premiums and annuity considerations determined in conformity with statutory accounting practices prescribed or permitted by the insurance regulatory authorities of the state of Arizona, and all other funds received from customers on deposit-type products which are treated as liabilities. The statutory accounting practices differ in certain, material aspects from GAAP.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured with ALIC (see
Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation presents an increased level of competition for sales of the Company's products. Furthermore, under current U.S. tax law and regulations, deferred and immediate annuities and life insurance, including interest-sensitive products, receive favorable tax treatment. Any legislative or regulatory changes that adversely alter this treatment are likely to negatively affect demand for these products. In addition, recent changes in the federal estate tax laws will affect the demand for the types of life insurance used in estate planning

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by: 1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and 2) increasing competition in the capital markets.

Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control or other factors of these non-affiliated entities with which the Company has alliances could negatively impact the Company's sales.

The Company is authorized to sell life and investment products in all states except New York, as well as in the District of Columbia. The top geographic locations for statutory premiums and deposits for the Company were California, Texas, Pennsylvania, Florida, Illinois, New Jersey, and Michigan for the year ended December 31, 2001. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. All premiums and deposits are ceded to ALIC under reinsurance agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on portfolio trading and write-downs in value due to other than temporary declines in fair value.

The Company monitors its fixed income portfolios for ratings changes or other events that may result in declines in value that are other than temporary. Factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the duration for and extent to which the fair value has been less than cost; and
3) the financial condition and near-term prospects of the issuer.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC (see Note 3). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. Reinsurance does not extinguish the Company's primary liability under the policies written.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the policy.

Interest-sensitive life contracts, such as single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charges consists of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the account balance. Contract benefits include life-contingent benefit payments in excess of the reserves held.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and surrender charges. These revenues are recognized when levied against the contractholder account balance.

Interest credited to contractholders' funds represents contractual interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities are based on an interest rate index, such as LIBOR or an equity index, such as S&P 500.

Separate Accounts products include variable annuity and variable life. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders. Contract benefits incurred for Separate Accounts include, for example, guaranteed minimum death benefits paid on variable annuity contracts.

All contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues variable annuities and variable life contracts, the assets and liabilities of which are legally segregated and reflected as Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees and mortality, surrender and expense charges and are ceded to ALIC.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated objectives.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to immediate annuities with life contingencies, is computed on the basis of assumptions as to future investment yields, mortality, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges, and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 6.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS
In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 142, "Goodwill and other Intangible Assets", which eliminates the requirement to amortize goodwill, and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value as opposed to an undiscounted basis. SFAS No. 142 is effective January 1, 2002. A transitional goodwill impairment test is required to be completed within the first six months of adoption with any resulting impairment charge recognized as the cumulative effect of a change in accounting principle in the statement of operations. The adoption of SFAS No. 142 is not expected to have a material impact on either the financial position or results of operations of the Company.

In December 2001, the Accounting Standards Executive Committee ("AcSEC") issued Statement of Position ("SOP") 01-6, "Accounting by Certain Entities (Including Entities With Trade Receivables) That Lend to or Finance the Activities of Others", which is effective for interim and annual financial statements issued for the fiscal year beginning after December 15, 2001. The SOP conforms accounting and financial reporting practices for certain lending and financing activities, eliminating various specialized accounting practices that developed from the issuance of AICPA finance company, bank, and credit union audit guides. The SOP also explicitly incorporates lending and financing activities of insurance companies within its scope. The Company's adoption of SOP 01-6 is not expected to have a material effect on the results of operations or financial position.

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby all contract charges, interest credited to contractholders' funds, contract benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:

                                                 YEAR ENDED DECEMBER 31,
                                               2001        2000        1999
(IN THOUSANDS)                               --------    --------    --------
Contract charges                             $ 31,771    $ 37,965    $ 27,175
Interest credited to contractholders'
 funds, contract benefits and certain
 expenses                                     384,825     331,220     253,945

BUSINESS OPERATIONS
The Company utilizes services performed by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $48.6 million, $48.6 million and $26.6 million in 2001, 2000 and 1999, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

INCOME TAXES
The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT
The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement at December 31, 2001 and 2000, respectively.

4.  INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                           GROSS
                                                        UNREALIZED
                                           AMORTIZED  ---------------    FAIR
          AT DECEMBER 31, 2001               COST     GAINS   LOSSES    VALUE
          --------------------             ---------  ------  -------  --------
(IN THOUSANDS)
U.S. government and agencies               $ 44,832   $2,508  $   (24) $ 47,316
Municipal                                     1,400       --       (3)    1,397
Corporate                                    75,425    3,532     (650)   78,307
Foreign government                              415       20       --       435
Mortgage-backed securities                   32,082    1,447      (10)   33,519
                                           --------   ------  -------  --------
  Total fixed income securities            $154,154   $7,507  $  (687) $160,974
                                           ========   ======  =======  ========

          AT DECEMBER 31, 2000
          --------------------
U.S. government and agencies               $ 13,210   $2,376  $    --  $ 15,586
Municipal                                     1,400       --      (38)    1,362
Corporate                                    82,269    2,092   (1,167)   83,194
Foreign government                              256       24       --       280
Mortgage-backed securities                   42,684    1,081      (60)   43,705
                                           --------   ------  -------  --------
  Total fixed income securities            $139,819   $5,573  $(1,265) $144,127
                                           ========   ======  =======  ========

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2001:

                                                             AMORTIZED    FAIR
                                                               COST      VALUE
(IN THOUSANDS)                                               ---------  --------
Due in one year or less                                      $  6,728   $  6,865
Due after one year through five years                          50,006     52,447
Due after five years through ten years                         47,974     48,868
Due after ten years                                            17,364     19,275
                                                             --------   --------
                                                              122,072    127,455
Mortgage-backed securities                                     32,082     33,519
                                                             --------   --------
  Total                                                      $154,154   $160,974
                                                             ========   ========

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

               YEAR ENDED DECEMBER 31,                   2001     2000     1999
               -----------------------                  -------  -------  ------
(IN THOUSANDS)
Fixed income securities                                 $10,566  $10,317  $6,458
Short-term investments                                      409      587     230
                                                        -------  -------  ------
  Investment income, before expense                      10,975   10,904   6,688
  Investment expense                                        260       96     109
                                                        -------  -------  ------
  Net investment income                                 $10,715  $10,808  $6,579
                                                        =======  =======  ======

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

                   YEAR ENDED DECEMBER 31,                     2001   2000   1999
                   -----------------------                     -----  -----  -----
(IN THOUSANDS)
Fixed income securities                                        $ 435  $ 419  $ 312
Income taxes                                                    (152)  (147)  (109)
                                                               -----  -----  -----
Realized capital gains and losses, after tax                   $ 283  $ 272  $ 203
                                                               =====  =====  =====

Excluding calls and prepayments, gross gains of $636 thousand, $807 thousand and $370 thousand were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively, and gross losses of $201 thousand, $388 thousand, and $58 thousand were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES
Unrealized net capital gains and losses on fixed income securities included in shareholder's equity at December 31, 2001 are as follows:

                                                          GROSS
                                                        UNREALIZED
                                 AMORTIZED    FAIR    --------------  UNREALIZED
                                   COST      VALUE    GAINS   LOSSES  NET GAINS
(IN THOUSANDS)                   ---------  --------  ------  ------  ----------
Fixed income securities          $154,154   $160,974  $7,507  $(687)   $ 6,820
                                 ========   ========  ======  =====
Deferred income taxes                                                   (2,387)
                                                                       -------
Unrealized net capital gains
 and losses                                                            $ 4,433
                                                                       =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

               YEAR ENDED DECEMBER 31,                  2001    2000     1999
               -----------------------                 ------  -------  -------
(IN THOUSANDS)
Fixed income securities                                $2,512  $ 5,544  $(8,134)
Deferred income taxes                                    (879)  (1,941)   2,848
                                                       ------  -------  -------
Increase (decrease) in unrealized net capital gains
 and losses                                            $1,633  $ 3,603  $(5,286)
                                                       ======  =======  =======

SECURITIES ON DEPOSIT
At December 31, 2001, fixed income securities with a carrying value of $9.3 million were on deposit with regulatory authorities as required by law.

5.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable and deferred income taxes) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                          2001                    2000
                                 ----------------------  ----------------------
                                  CARRYING      FAIR      CARRYING      FAIR
                                   VALUE       VALUE       VALUE       VALUE
(IN THOUSANDS)                   ----------  ----------  ----------  ----------
Fixed income securities
                                 $  160,974  $  160,974  $  144,127  $  144,127
Short-term investments                6,592       6,592       3,085       3,085
Separate Accounts                 1,547,953   1,547,953   1,740,328   1,740,328

Fair values for exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                          2001                    2000
                                 ----------------------  ----------------------
                                  CARRYING      FAIR      CARRYING      FAIR
                                   VALUE       VALUE       VALUE       VALUE
(IN THOUSANDS)                   ----------  ----------  ----------  ----------
Contractholder funds on
 investment contracts            $5,332,632  $5,086,856  $4,694,695  $4,467,866
Separate Accounts                 1,547,953   1,547,953   1,740,328   1,740,328

Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities and immediate annuities without

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

life contingencies are valued at the account balance less surrender charges. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed deferred annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the consolidated financial statements. Separate Accounts liabilities are carried at the fair value of the underlying assets.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS Reserves for life-contingent contract benefits consist of immediate annuities with life contingencies. The assumptions for mortality generally utilized in calculating reserves include the 1983 group annuity mortality table. Interest rate assumptions vary from 3.0% to 7.7%. Other estimation methods used include the present value of contractually fixed future benefits.

Premium deficiency reserves are established, if necessary, for the immediate annuity business, to the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized. The Company did not have a premium deficiency reserve at December 31, 2001 and 2000.

At December 31, Contractholder funds consists of the following:

                                                            2001        2000
(IN THOUSANDS)                                           ----------  ----------
Interest-sensitive life                                  $   67,555  $   27,997
Fixed annuities:
  Immediate annuities                                        24,123      20,577
  Deferred annuities                                      5,278,797   4,648,272
                                                         ----------  ----------
  Total Contractholder funds                             $5,370,475  $4,696,846
                                                         ==========  ==========

Contractholder funds are equal to deposits received and interest credited for the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Interest rates credited range from 4.3% to 7.1% for interest-sensitive life contracts; 3.2% to 7.3% for immediate annuities and 0% to 9.0% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and,
ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Less than 1% of deferred annuities are subject to a market value adjustment.

7.  THIRD PARTY ADMINISTRATION AGREEMENT
On July 18, 2001, the Company entered into an administrative services agreement with American Maturity Life Insurance Company ("American Maturity"), which was effective as of January 2, 2001, to administer certain blocks of annuities that American Maturity reinsures to ALIC. Pursuant to the terms of the agreement, the Company is to provide insurance contract administration and financial services for all contracts covered under the reinsurance agreement. The administrative services agreement can be terminated by either the Company or American Maturity upon mutual consent or as otherwise provided for in the terms of the agreement. All administrative fees earned and administrative expenses incurred are ceded to ALIC in accordance with reinsurance agreements.

8.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. State and federal regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance businesses, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and the overall expansion of regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial and are ceded to ALIC under reinsurance agreements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

9.  INCOME TAXES
For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

The components of the deferred income tax liabilities at December 31, are as follows:

                                                                  2001    2000
(IN THOUSANDS)                                                   ------  ------
DEFERRED LIABILITIES
Unrealized net capital gains                                     $2,387  $1,508
Difference in tax bases of investments                              223     334
                                                                 ------  ------
  Total deferred liabilities                                     $2,610  $1,842
                                                                 ======  ======

The components of income tax expense for the year ended December 31, are as follows:

                                                          2001    2000    1999
(IN THOUSANDS)                                           ------  ------  ------
Current                                                  $4,008  $3,730  $2,326
Deferred                                                   (112)    195      56
                                                         ------  ------  ------
  Total income tax expense                               $3,896  $3,925  $2,382
                                                         ======  ======  ======

The Company paid income taxes of $3.9 million, $2.4 million and $2.1 million in 2001, 2000 and 1999, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                                            2001   2000   1999
                                                            -----  -----  -----
Statutory federal income tax rate                           35.0%  35.0%  35.0%
Other                                                       (0.1)    --   (0.4)
                                                            ----   ----   ----
Effective income tax rate                                   34.9%  35.0%  34.6%
                                                            ====   ====   ====

10.  STATUTORY FINANCIAL INFORMATION
The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                               SHAREHOLDER'S
                                           NET INCOME              EQUITY
                                     ----------------------  ------------------
                                      2001    2000    1999     2001      2000
(IN THOUSANDS)                       ------  ------  ------  --------  --------
Balance per GAAP                     $7,254  $7,302  $4,509  $162,318  $153,431
Unrealized gain/loss on fixed
 income securities                       --      --      --    (6,820)   (4,308)
Deferred income taxes                   (65)   (554)   (164)      269        22
Employee benefits                       (31)     (1)      1       216       180
Reserves and non-admitted assets       (150)   (197)   (165)   (7,699)     (290)
Other                                   (24)     47      (2)    5,757    (1,954)
                                     ------  ------  ------  --------  --------
Balance per statutory accounting
 practices                           $6,984  $6,597  $4,179  $154,041  $147,081
                                     ======  ======  ======  ========  ========

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the State of Arizona. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

Effective January 1, 2001, the State of Arizona required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual--Version effective January 1, 2001 ("codification") subject to any deviations prescribed or permitted by the State of Arizona insurance commissioner.

Accounting changes adopted to conform to the provisions of codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The Company reported a decrease to surplus of $463 thousand effective January 1, 2001 as a result of recognizing a net deferred tax liability.

The NAIC is currently in the process of clarifying and interpreting requirements as the insurance industry implements codification. As the NAIC announces changes and as they are approved by the Arizona Department of Insurance, the impact of the changes will be recorded.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited by Arizona law to formula amounts based on statutory surplus and net gain from operations, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2002 without prior approval of the Arizona Department of Insurance is $7.0 million.

RISK-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2001, RBC for the Company was significantly above levels that would require regulatory action.

11.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                                2001                        2000                        1999
                                     --------------------------  --------------------------  --------------------------
                                     PRETAX    TAX    AFTER-TAX  PRETAX    TAX    AFTER-TAX  PRETAX    TAX    AFTER-TAX
(IN THOUSANDS)                       ------  -------  ---------  ------  -------  ---------  -------  ------  ---------
UNREALIZED CAPITAL GAINS AND
  LOSSES:
-----------------------------------
Unrealized holding gains (losses)
  arising during the period          $2,948  $(1,032)  $1,916    $5,752  $(2,014)  $3,738    $(7,822) $2,739   $(5,083)
Less: reclassification adjustments     436      (153)     283      208       (73)     135        312    (109)      203
                                     ------  -------   ------    ------  -------   ------    -------  ------   -------
Unrealized net capital gains
  (losses)                           2,512      (879)   1,633    5,544    (1,941)   3,603     (8,134)  2,848    (5,286)
                                     ------  -------   ------    ------  -------   ------    -------  ------   -------
Other comprehensive income (loss)    $2,512  $  (879)  $1,633    $5,544  $(1,941)  $3,603    $(8,134) $2,848   $(5,286)
                                     ======  =======   ======    ======  =======   ======    =======  ======   =======

                       GLENBROOK LIFE AND ANNUITY COMPANY

                            SCHEDULE IV--REINSURANCE

                                 (IN THOUSANDS)

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2001
Life insurance in force.....................................  $187,400   $187,400   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $ 31,711   $ 31,711   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force.....................................  $ 88,042   $ 88,042   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $ 37,965   $ 37,965   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force.....................................  $ 23,586   $ 23,586   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $ 27,175   $ 27,175   $     --
                                                              ========   ========   ========

--------------------------------------------------------------------------------

GLENBROOK LIFE AND ANNUITY COMPANY
SEPARATE ACCOUNT A

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2001
AND FOR THE PERIODS ENDED DECEMBER 31, 2001
AND DECEMBER 31, 2000, AND INDEPENDENT
AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Glenbrook Life and Annuity Company Separate Account A (the "Account") as of December 31, 2001, the related statements of operations for the periods then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the Account's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Glenbrook Life and Annuity Company Separate Account A as of December 31, 2001, the results of operations for the periods then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 8, 2002

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                      AIM Variable Insurance Funds Sub-Accounts
                                                -------------------------------------------------------------------------------
                                                   AIM V.I.
                                                  Aggressive       AIM V.I.       AIM V.I.        AIM V.I.     AIM V.I. Capital
                                                    Growth         Balanced    Basic Value (a)    Blue Chip     Appreciation
                                                -------------   -------------  ---------------  -------------  ---------------
ASSETS
Investments at fair value                       $  39,901,311   $  71,697,152   $   6,024,387   $  28,830,306   $ 142,740,590
                                                -------------   -------------   -------------   -------------   -------------

     Total assets                               $  39,901,311   $  71,697,152   $   6,024,387   $  28,830,306   $ 142,740,590
                                                =============   =============   =============   =============   =============


NET ASSETS
Accumulation units                              $  39,881,448   $  71,545,958   $   6,024,387   $  28,821,635   $ 142,353,066
Contracts in payout (annuitization) period             19,863         151,194               -           8,671         387,524
                                                -------------   -------------   -------------   -------------   -------------

     Total net assets                           $  39,901,311   $  71,697,152   $   6,024,387   $  28,830,306   $ 142,740,590
                                                =============   =============   =============   =============   =============


FUND SHARE INFORMATION
     Number of shares                               3,691,148       6,608,032         587,745       4,054,895       6,571,852
                                                =============   =============   =============   =============   =============

     Cost                                       $  52,222,411   $  79,110,448   $   5,722,321   $  36,110,445   $ 164,171,413
                                                =============   =============   =============   =============   =============


      (a) For the Period Beginning October 1, 2001 and Ended December 31, 2001


      See notes to financial statements.

                                                                AIM Variable Insurance Funds Sub-Accounts
                                            ------------------------------------------------------------------------------
                                                                                AIM V.I.                       AIM V.I.
                                            AIM V.I. Capital  AIM V.I. Dent   Diversified   AIM V.I. Global   Government
                                               Development     Demographics      Income        Utilities      Securities
                                            ----------------  -------------  -------------  ---------------  -------------
ASSETS
Investments at fair value                      $ 18,336,487   $ 17,518,004   $ 31,105,821    $ 18,355,167    $ 41,102,134
                                            ----------------  -------------  -------------  --------------   -------------

     Total assets                              $ 18,336,487   $ 17,518,004   $ 31,105,821    $ 18,355,167    $ 41,102,134
                                            ================  =============  =============  ==============   =============


NET ASSETS
Accumulation units                             $ 18,276,511   $ 17,518,004   $ 31,089,253    $ 18,266,418    $ 41,031,659
Contracts in payout (annuitization) period           59,976              -         16,568          88,749         70,475
                                            ----------------  -------------  -------------  --------------   -------------

     Total net assets                          $ 18,336,487   $ 17,518,004   $ 31,105,821    $ 18,355,167    $ 41,102,134
                                            ================  =============  =============  ==============   =============


FUND SHARE INFORMATION
     Number of shares                             1,535,719      3,133,811      3,406,990       1,354,625       3,564,799
                                            ================  =============  =============  ==============   =============

     Cost                                      $ 18,016,150   $ 27,573,275   $ 35,055,417    $ 24,881,308    $ 40,317,136
                                            ================  =============  =============  ==============   =============


      See notes to financial statements.

                                                                 AIM Variable Insurance Funds Sub-Accounts
                                            ----------------------------------------------------------------------------------
                                                                                                 AIM V.I.
                                                              AIM V.I. Growth     AIM V.I.     International    AIM V.I. Mid
                                            IM V.I. Growth       and Income      High Yield        Equity      Cap Equity (a)
                                            ---------------  -----------------  -------------  --------------  ---------------
ASSETS
Investments at fair value                    $ 116,023,017     $ 173,754,869    $ 14,594,277    $ 54,464,189    $  3,386,967
                                            ---------------  -----------------  -------------  --------------  ---------------

     Total assets                            $ 116,023,017     $ 173,754,869    $ 14,594,277    $ 54,464,189    $  3,386,967
                                            ===============  =================  =============  ==============  ===============


NET ASSETS
Accumulation units                           $ 115,677,964     $ 173,217,894    $ 14,566,565    $ 54,353,040    $  3,386,967
Contracts in payout (annuitization) period         345,053           536,975          27,712         111,149               -
                                            ---------------  -----------------  -------------  --------------  ---------------

     Total net assets                        $ 116,023,017     $ 173,754,869    $ 14,594,277    $ 54,464,189    $  3,386,967
                                            ===============  =================  =============  ==============  ===============


FUND SHARE INFORMATION
     Number of shares                            7,087,539         8,601,726       2,748,451       3,652,863         315,948
                                            ===============  =================  =============  ==============  ===============

     Cost                                    $ 177,076,070     $ 200,592,961    $ 20,381,850    $ 69,116,215    $  3,250,569
                                            ===============  =================  =============  ==============  ===============


      (a) For the Period Beginning October 1, 2001 and Ended December 31, 2001


      See notes to financial statements.

                                                          AIM Variable Insurance Funds Sub-Accounts
                                                 ----------------------------------------------------------
                                                  AIM V.I. Money        AIM V.I. New
                                                      Market           Technology (b)       AIM V.I. Value
                                                 ----------------     ----------------    -----------------
ASSETS
Investments at fair value                           $ 66,237,282         $ 11,614,896        $ 243,093,707
                                                 ----------------     ----------------    -----------------

     Total assets                                   $ 66,237,282         $ 11,614,896        $ 243,093,707
                                                 ================     ================    =================


NET ASSETS
Accumulation units                                  $ 66,237,282         $ 11,614,896        $ 242,625,514
Contracts in payout (annuitization) period                     -                    -              468,193
                                                 ----------------     ----------------    -----------------

     Total net assets                               $ 66,237,282         $ 11,614,896        $ 243,093,707
                                                 ================     ================    =================


FUND SHARE INFORMATION
     Number of shares                                 66,237,282            2,758,882           10,410,865
                                                 ================     ================    =================

     Cost                                           $ 66,237,282         $ 33,391,266        $ 271,928,661
                                                 ================     ================    =================


      (b) Previously known as AIM V.I. Telecommunications


      See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                       AIM Variable Insurance Funds Sub-Accounts
                                                   ------------------------------------------------------------------------------
                                                     AIM V.I.
                                                    Aggressive       AIM V.I.      AIM V.I.          AIM V.I.     AIM V.I. Capital
                                                      Growth         Balanced    Basic Value (a)    Blue Chip       Appreciation
                                                   ------------    ------------  --------------    ------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $          -    $  1,230,991  $        6,141    $      3,999    $          -
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                        (543,060)       (813,524)        (10,570)       (324,854)     (2,111,801)
     Administrative expense                             (43,430)        (66,635)           (818)        (25,467)       (163,352)
                                                   ------------    ------------  --------------    ------------    ------------

         Net investment income (loss)                  (586,490)        350,832          (5,247)       (346,322)     (2,275,153)
                                                   ------------    ------------  --------------    ------------    ------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              8,965,646       8,598,742         183,289       4,149,491      42,221,794
     Cost of investments sold                        11,059,882       9,321,075         172,867       5,398,616      47,226,870
                                                   ------------    ------------  --------------    ------------    ------------

         Realized gains (losses) on fund shares      (2,094,236)       (722,333)         10,422      (1,249,125)     (5,005,076)

Realized gain distributions                                   -               -               -               -      11,616,283
                                                   ------------    ------------  --------------    ------------    ------------

         Net realized gains (losses)                 (2,094,236)       (722,333)         10,422      (1,249,125)      6,611,207

Change in unrealized gains (losses)                 (11,843,492)     (8,515,591)        302,067      (5,126,241)    (54,677,048)
                                                   ------------    ------------  --------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments               (13,937,728)     (9,237,924)        312,489      (6,375,366)    (48,065,841)
                                                   ------------    ------------  --------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                    $(14,524,218)   $ (8,887,092) $      307,242    $ (6,721,688)   $(50,340,994)
                                                   ============    ============  ==============    ============    ============


      (a) For the Period Beginning October 1, 2001 and Ended December 31, 2001


      See notes to financial statements.

                                                                      AIM Variable Insurance Funds Sub-Accounts
                                                  -----------------------------------------------------------------------------
                                                                                       AIM V.I.                      AIM V.I.
                                                  AIM V.I. Capital   AIM V.I. Dent   Diversified   AIM V.I. Global  Government
                                                    Development      Demographics      Income        Utilities      Securities
                                                  ----------------  ---------------  ------------- --------------- ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $          -     $          -     $ 2,159,221   $    264,201   $ 1,194,735
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                         (217,786)        (230,260)       (388,708)      (288,163)     (395,676)
     Administrative expense                              (17,193)         (18,224)        (30,345)       (22,620)      (31,867)
                                                   ---------------  ---------------  -------------  -------------  ------------

         Net investment income (loss)                   (234,979)        (248,484)      1,740,168        (46,582)      767,192
                                                   ---------------  ---------------  -------------  -------------  ------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               3,751,394        3,942,541       6,623,698      6,267,109     7,823,053
     Cost of investments sold                          3,989,538        6,341,168       7,141,129      6,922,712     7,495,606
                                                   ---------------  ---------------  -------------  -------------  ------------
         Realized gains (losses) on fund shares         (238,144)      (2,398,627)       (517,431)      (655,603)      327,447

Realized gain distributions                                    -                -               -      1,727,700             -
                                                   ---------------  ---------------  -------------  -------------  ------------

         Net realized gains (losses)                    (238,144)      (2,398,627)       (517,431)     1,072,097       327,447

Change in unrealized gains (losses)                   (1,278,063)      (5,213,499)       (604,006)    (8,761,111)      291,762
                                                   ---------------  ---------------  -------------  -------------  ------------

         Net realized and unrealized gains
              (losses) on investments                 (1,516,207)      (7,612,126)     (1,121,437)    (7,689,014)      619,209
                                                   ---------------  ---------------  -------------  -------------  ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $ (1,751,186)    $ (7,860,610)    $   618,731   $ (7,735,596)  $ 1,386,401
                                                   ==============   ==============   ============   =============  ============


      See notes to financial statements.

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                                  --------------------------------------------------------------------------
                                                                                                    AIM V.I.
                                                                   AIM V.I. Growth    AIM V.I.    International  AIM V.I. Mid
                                                  AIM V.I. Growth     and Income    High Yield        Equity     Cap Equity (a)
                                                  ---------------  ---------------  ------------  -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $    277,945   $      86,218    $ 1,780,040   $    186,274    $    3,900
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                       (1,730,599)     (2,482,360)      (179,839)      (833,487)       (5,091)
     Administrative expense                             (136,424)       (194,600)       (14,654)       (64,291)         (398)
                                                   --------------  --------------   ------------  -------------  ------------

         Net investment income (loss)                 (1,589,078)     (2,590,742)     1,585,547       (711,504)       (1,589)
                                                   --------------  --------------   ------------  -------------  ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              21,616,423      28,941,037      5,338,596     32,276,654       167,684
     Cost of investments sold                         29,997,235      30,799,731      6,886,609     36,995,988       158,968
                                                   --------------  --------------   ------------  -------------  ------------

         Realized gains (losses) on fund shares       (8,380,812)     (1,858,694)    (1,548,013)    (4,719,334)        8,716

Realized gain distributions                                    -               -              -      1,456,658             -
                                                   --------------  --------------   ------------  -------------  ------------

         Net realized gains (losses)                  (8,380,812)     (1,858,694)    (1,548,013)    (3,262,676)        8,716

Change in unrealized gains (losses)                  (55,292,631)    (52,700,673)    (1,171,763)   (15,234,541)      136,398
                                                   --------------  --------------   ------------  -------------  ------------

         Net realized and unrealized gains
              (losses) on investments                (63,673,443)    (54,559,367)    (2,719,776)   (18,497,217)      145,114
                                                   --------------  --------------   ------------  -------------  ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $(65,262,521)  $ (57,150,109)   $(1,134,229)  $(19,208,721)   $  143,525
                                                  ===============  ==============   ============  =============  ============


      (a) For the Period Beginning October 1, 2001 and Ended December 31, 2001


      See notes to financial statements.

                                                                AIM Variable Insurance Funds Sub-Accounts
                                                      ------------------------------------------------------------
                                                      AIM V.I. Money         AIM V.I. New
                                                          Market            Technology (b)         AIM V.I. Value
                                                      ---------------     ------------------     ------------------
NET INVESTMENT INCOME (LOSS)
Dividends                                               $ 1,754,411          $    251,119          $     324,245
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                            (697,141)             (151,491)            (3,370,850)
     Administrative expense                                 (53,759)              (11,862)              (265,491)
                                                      ---------------      -----------------     ------------------

         Net investment income (loss)                     1,003,511                87,766             (3,312,096)
                                                      ---------------      -----------------     ------------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                 73,220,551             2,757,697             40,809,440
     Cost of investments sold                            73,220,551             6,487,162             42,317,476
                                                      ---------------      -----------------     ------------------

         Realized gains (losses) on fund shares                   -            (3,729,465)            (1,508,036)

Realized gain distributions                                       -             6,298,623              4,916,350
                                                      ---------------      -----------------     ------------------

         Net realized gains (losses)                              -             2,569,158              3,408,314

Change in unrealized gains (losses)                               -           (11,381,889)           (42,016,652)
                                                      ---------------      -----------------     ------------------

         Net realized and unrealized gains
              (losses) on investments                             -            (8,812,731)           (38,608,338)
                                                      ---------------      -----------------     ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                         $ 1,003,511          $ (8,724,965)         $ (41,920,434)
                                                      ===============      =================     ==================


      (b) Previously known as AIM V.I. Telecommunications


      See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Sub-Accounts
                                              -------------------------------------------------------------------------
                                                                                                            AIM V.I.
                                                AIM V.I. Aggressive Growth         AIM V.I. Balanced        Basic Value
                                              -----------------------------   --------------------------  -------------
                                                   2001           2000            2001          2000         2001 (a)
                                              -------------   -------------   ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS

Net investment income (loss)                  $   (586,490)   $   (479,082)   $   350,832   $  (573,865)   $   (5,247)
Net realized gains (losses)                     (2,094,236)      1,005,081       (722,333)      438,729        10,422
Change in unrealized gains (losses)            (11,843,492)     (5,007,126)    (8,515,591)   (3,504,243)      302,067
                                              -------------   -------------   ------------  ------------  ------------

Increase (decrease) in net assets
    from operations                            (14,524,218)     (4,481,127)    (8,887,092)   (3,639,379)      307,242
                                              -------------   -------------   ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         5,419,724      23,887,585      8,207,801    17,479,455       581,033
Benefit Payments                                  (986,440)       (444,035)    (1,332,345)   (1,284,092)            -
Payments on termination                         (2,415,110)     (1,904,078)    (4,760,941)   (2,638,007)      (68,527)
Contract maintenance charge                         (9,462)        (12,034)        (8,717)      (13,078)         (125)
Transfers among the sub-accounts
    and with the Fixed Account - net             2,570,870      15,682,307     16,287,441    15,512,830     5,204,764
                                              -------------   -------------   ------------  ------------  ------------

Increase (decrease) in net assets
    from capital transactions                    4,579,582      37,209,745     18,393,239    29,057,108     5,717,145
                                              -------------   -------------   ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS               (9,944,636)     32,728,618      9,506,147    25,417,729     6,024,387

NET ASSETS AT BEGINNING OF PERIOD               49,845,947      17,117,329     62,191,005    36,773,276             -
                                              -------------   -------------   ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                   $ 39,901,311    $ 49,845,947    $71,697,152   $62,191,005    $ 6,024,387
                                              =============   =============   ============  ============   ============

UNITS OUTSTANDING
    Units outstanding at beginning of period     3,617,949      1,153,763      5,047,383      2,770,107             -
      Units issued                               1,682,962      3,081,613      3,304,223      3,003,773       562,476
      Units redeemed                            (1,256,028)      (617,427)    (1,604,402)      (726,497)      (24,642)
                                              -------------  -------------   ------------   ------------   ------------
    Units outstanding at end of period           4,044,883      3,617,949      6,747,204      5,047,383       537,834
                                              =============  =============   ============   ============   ============


     (a) For the Period Beginning October 1, 2001 and Ended December 31, 2001


     See notes to financial statements.

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                             --------------------------------------------------------------------------------------
                                                 AIM V.I. Blue Chip     AIM V.I. Capital Appreciation  AIM V.I. Capital Development
                                             -------------------------  -----------------------------  ----------------------------
                                                 2001         2000           2001           2000            2001          2000
                                             -----------  ------------   ------------  --------------   -------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $  (346,322)  $  (104,190)  $ (2,275,153)  $ (3,124,956)   $  (234,979)  $  (138,480)
Net realized gains (losses)                   (1,249,125)      (27,150)     6,611,207     17,903,565       (238,144)      407,923
Change in unrealized gains (losses)           (5,126,241)   (2,153,898)   (54,677,048)   (43,817,902)    (1,278,063)       19,799
                                             -----------   -----------   ------------   ------------    -----------   -----------

Increase (decrease) in net assets
    from operations                           (6,721,688)   (2,285,238)   (50,340,994)   (29,039,293)    (1,751,186)      289,242
                                             -----------   -----------   ------------   ------------    -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       7,300,318    17,090,470      8,611,955     36,594,049      2,907,345     5,624,402
Benefit Payments                                (345,587)      (63,554)    (3,399,213)    (3,492,646)       (65,322)      (66,114)
Payments on termination                       (1,257,389)     (209,550)   (11,905,663)   (20,543,211)    (1,064,244)     (358,311)
Contract maintenance charge                       (5,089)       (3,850)       (33,128)       (49,039)        (2,282)       (3,416)
Transfers among the sub-accounts
    and with the Fixed Account - net           8,723,152     6,608,311     (1,152,591)    16,861,236      2,926,556     3,431,290
                                             -----------   -----------   ------------   ------------    -----------   -----------

Increase (decrease) in net assets
    from capital transactions                 14,415,405    23,421,827     (7,878,640)    29,370,389      4,702,053     8,627,851
                                             -----------   -----------   ------------   ------------    -----------   -----------

INCREASE (DECREASE) IN NET ASSETS              7,693,717    21,136,589    (58,219,634)       331,096      2,950,867     8,917,093

NET ASSETS AT BEGINNING OF PERIOD             21,136,589             -    200,960,224    200,629,128     15,385,620     6,468,527
                                             -----------   -----------   ------------   ------------    -----------   -----------

NET ASSETS AT END OF PERIOD                  $28,830,306   $21,136,589   $142,740,590   $200,960,224    $18,336,487   $15,385,620
                                             ===========   ===========   ============   ============    ===========   ===========


UNITS OUTSTANDING
    Units outstanding at beginning of period   2,388,583             -     12,601,281     10,086,993      1,210,753       520,480
       Units issued                            2,873,276     2,705,037      4,782,845      4,757,144        862,561       847,642
       Units redeemed                           (996,130)     (316,454)    (5,233,611)    (2,242,856)      (470,009)     (157,369)
                                             -----------   -----------   ------------  -------------    -----------   -----------
    Units outstanding at end of period         4,265,729     2,388,583     12,150,515     12,601,281      1,603,305     1,210,753
                                             ===========   ===========   ============  =============    ===========   ===========


     See notes to financial statements.

                                                                 AIM Variable Insurance Funds Sub-Accounts
                                             --------------------------------------------------------------------------------------
                                              AIM V.I. Dent Demographics    AIM V.I. Diversified Income   AIM V.I. Global Utilities
                                             ----------------------------   ---------------------------   -------------------------
                                                 2001            2000           2001           2000          2001          2000
                                             ------------    ------------   ------------   ------------   -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   (248,484)   $   (166,819)  $  1,740,168   $  1,439,793   $   (46,582) $    (53,697)
Net realized gains (losses)                    (2,398,627)        (37,883)      (517,431)      (518,645)    1,072,097     1,829,894
Change in unrealized gains (losses)            (5,213,499)     (4,841,772)      (604,006)    (1,109,576)   (8,761,111)   (2,963,415)
                                             ------------    ------------   ------------   ------------   -----------  ------------

Increase (decrease) in net assets
     from operations                           (7,860,610)     (5,046,474)       618,731       (188,428)   (7,735,596)   (1,187,218)
                                             ------------    ------------   ------------   ------------   -----------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                        3,278,717      15,855,876      2,202,391      2,553,274     1,824,141     5,931,849
Benefit Payments                                 (425,430)        (42,696)      (896,839)      (656,668)     (589,739)     (515,443)
Payments on termination                          (932,552)       (326,089)    (3,202,535)    (3,315,480)   (1,627,923)   (1,034,003)
Contract maintenance charge                        (3,947)         (4,446)        (2,655)        (4,177)       (3,893)       (5,460)
Transfers among the sub-accounts
    and with the Fixed Account - net            3,219,206       9,806,449      3,583,620      1,214,862     2,353,032     3,750,407
                                             ------------    ------------   ------------   ------------   -----------  ------------

Increase (decrease) in net assets
    from capital transactions                   5,135,994      25,289,094      1,683,982       (208,189)    1,955,618     8,127,350
                                             ------------    ------------   ------------   ------------   -----------  ------------

INCREASE (DECREASE) IN NET ASSETS              (2,724,616)     20,242,620      2,302,713       (396,617)   (5,779,978)    6,940,132

NET ASSETS AT BEGINNING OF PERIOD              20,242,620               -     28,803,108     29,199,725    24,135,145    17,195,013
                                             ------------    ------------   ------------   ------------   -----------  ------------

NET ASSETS AT END OF PERIOD                  $ 17,518,004    $ 20,242,620   $ 31,105,821   $ 28,803,108   $18,355,167  $ 24,135,145
                                             ============    ============   ============   ============   ===========  ============


UNITS OUTSTANDING
    Units outstanding at beginning of period    2,537,018               -      2,697,654      2,631,971     1,583,923       945,003
       Units issued                             1,660,037       2,703,589      1,062,066        884,427       886,637       858,286
       Units redeemed                            (930,534)       (166,571)      (847,469)      (818,744)     (713,963)     (219,366)
                                             ------------    ------------   ------------   ------------   -----------  ------------
    Units outstanding at end of period          3,266,521       2,537,018      2,912,251      2,697,654     1,756,597     1,583,923
                                             ============    ============   ============   ============   ===========  ============


     See notes to financial statements.

                                                               AIM Variable Insurance Funds Sub-Accounts
                                           ---------------------------------------------------------------------------------------
                                           AIM V.I. Government Securities       AIM V.I. Growth         AIM V.I. Growth and Income
                                           ------------------------------  --------------------------   --------------------------
                                                 2001           2000           2001           2000           2001          2000
                                             -----------    -----------    ------------   -----------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   767,192    $   818,010    $ (1,589,078)  $ (2,792,505)  $ (2,590,742) $ (3,127,287)
Net realized gains (losses)                      327,447         33,829      (8,380,812)    13,438,691     (1,858,694)   17,531,479
Change in unrealized gains (losses)              291,762        942,145     (55,292,631)   (61,391,856)   (52,700,673)  (57,394,984)
                                             -----------    -----------    ------------   ------------   ------------  ------------

Increase (decrease) in net assets
    from operations                            1,386,401      1,793,984     (65,262,521)   (50,745,670)   (57,150,109)  (42,990,792)
                                             -----------    -----------    ------------   ------------   ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       2,752,850      2,948,382       8,044,774     44,528,987      9,767,402    39,618,477
Benefit Payments                              (1,138,351)      (643,666)     (3,284,958)    (3,061,195)    (4,138,755)   (5,040,671)
Payments on termination                       (2,669,691)    (1,390,480)     (9,707,815)   (15,449,228)   (14,779,353)  (19,686,326)
Contract maintenance charge                       (1,805)        (3,298)        (25,018)       (41,952)       (34,259)      (49,625)
Transfers among the sub-accounts
    and with the Fixed Account - net          16,969,999      2,860,146       2,840,845     30,195,862      8,019,682    29,288,228
                                             -----------    -----------    ------------   ------------   ------------  ------------

Increase (decrease) in net assets
    from capital transactions                 15,913,002      3,771,084      (2,132,172)    56,172,474     (1,165,283)   44,130,083
                                             -----------    -----------    ------------   ------------   ------------  ------------

INCREASE (DECREASE) IN NET ASSETS             17,299,403      5,565,068     (67,394,693)     5,426,804    (58,315,392)    1,139,291

NET ASSETS AT BEGINNING OF PERIOD             23,802,731     18,237,663     183,417,710    177,990,906    232,070,261   230,930,970
                                             -----------    -----------    ------------   ------------   ------------  ------------

NET ASSETS AT END OF PERIOD                  $41,102,134    $23,802,731    $116,023,017   $183,417,710   $173,754,869  $232,070,261
                                             ===========    ===========    ============   ============   ============  ============

UNITS OUTSTANDING
    Units outstanding at beginning of period   2,095,090      1,716,850      12,817,231      8,479,118     14,969,506    11,299,404
       Units issued                            2,725,167        958,600       3,524,477      6,222,630      4,218,044     6,080,899
       Units redeemed                         (1,334,150)      (580,360)     (3,432,508)    (1,884,517)    (3,835,656)   (2,410,797)
                                             -----------    -----------    ------------   ------------    -----------   -----------
    Units outstanding at end of period         3,486,107      2,095,090      12,909,200     12,817,231     15,351,894    14,969,506
                                             ===========    ===========    ============   ============    ===========   ===========


     See notes to financial statements.

                                                               AIM Variable Insurance Funds Sub-Accounts
                                              -----------------------------------------------------------------------------
                                                                                                               AIM V.I. Mid
                                                  AIM V.I. High Yield       AIM V.I. International Equity       Cap Equity
                                              --------------------------    -----------------------------      -----------
                                                 2001           2000           2001             2000             2001 (a)
                                              -----------    -----------    -----------      -----------       -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $ 1,585,547    $ 1,448,580    $   (711,504)    $ (1,026,207)     $    (1,589)
Net realized gains (losses)                    (1,548,013)      (303,050)     (3,262,676)       8,026,994            8,716
Change in unrealized gains (losses)            (1,171,763)    (4,256,519)    (15,234,541)     (34,551,999)         136,398
                                              -----------    -----------    ------------     ------------      -----------

Increase (decrease) in net assets
    from operations                            (1,134,229)    (3,110,989)    (19,208,721)     (27,551,212)         143,525
                                              -----------    -----------    ------------     -------------     -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                        1,708,456      2,814,861       2,663,259        13,813,144         298,980
Benefit Payments                                 (492,568)      (288,682)     (1,190,727)         (782,312)              -
Payments on termination                        (1,701,505)    (1,234,352)     (4,608,720)       (7,595,063)        (10,545)
Contract maintenance charge                        (1,745)        (2,409)         (9,983)          (13,318)            (85)
Transfers among the sub-accounts
    and with the Fixed Account - net            3,276,727      2,939,647        (440,578)        9,247,315       2,955,092
                                              -----------    -----------    ------------     -------------     -----------

Increase (decrease) in net assets
    from capital transactions                   2,789,365      4,229,065      (3,586,749)       14,669,766       3,243,442
                                              -----------    -----------    ------------     -------------     -----------

INCREASE (DECREASE) IN NET ASSETS               1,655,136      1,118,076     (22,795,470)      (12,881,446)      3,386,967

NET ASSETS AT BEGINNING OF PERIOD              12,939,141     11,821,065      77,259,659        90,141,105               -
                                              -----------    -----------    ------------     -------------     -----------

NET ASSETS AT END OF PERIOD                   $14,594,277    $12,939,141    $ 54,464,189     $  77,259,659     $ 3,386,967
                                              ===========    ===========    ============     =============     ===========


UNITS OUTSTANDING
    Units outstanding at beginning of period    1,625,261      1,190,959       5,754,101         4,417,166               -
       Units issued                             1,211,374      1,092,346       4,013,124         2,656,370         307,351
       Units redeemed                            (893,361)      (658,044)     (4,204,622)       (1,319,435)         (9,161)
                                              -----------    -----------    ------------     -------------     -----------
    Units outstanding at end of period          1,943,274      1,625,261       5,562,603         5,754,101         298,190
                                              ===========    ===========    ============     =============     ===========


     (a) For the Period Beginning October 1, 2001 and Ended December 31, 2001


     See notes to financial statements.

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                              --------------------------------------------------------------------------------------
                                                 AIM V.I. Money Market    AIM V.I. New Technology (b)         AIM V.I. Value
                                              ------------------------    ---------------------------   ----------------------------
                                                  2001          2000          2001           2000          2001            2000
                                              ------------  ------------  ------------   ------------   -----------    -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $  1,003,511  $  1,119,022  $     87,766   $   (153,947)  $ (3,312,096)  $ (3,917,277)
Net realized gains (losses)                              -             -     2,569,158      1,696,613      3,408,314     24,982,460
Change in unrealized gains (losses)                      -             -   (11,381,889)   (10,394,481)   (42,016,652)   (75,064,808)
                                              ------------  ------------  ------------   ------------   ------------   ------------

Increase (decrease) in net assets
    from operations                              1,003,511     1,119,022    (8,724,965)    (8,851,815)   (41,920,434)   (53,999,625)
                                              ------------  ------------  ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                        11,973,084    14,766,741     2,413,520     13,547,836     12,357,533     50,854,390
Benefit Payments                                (2,574,812)   (2,670,818)     (161,354)      (170,114)    (6,164,071)    (4,889,355)
Payments on termination                        (12,588,808)  (21,736,932)     (585,001)      (373,338)   (20,647,317)   (27,452,554)
Contract maintenance charge                         (3,368)       (3,237)       (3,060)        (4,181)       (63,438)       (75,655)
Transfers among the sub-accounts
    and with the Fixed Account - net            36,702,059    13,610,164     2,705,857     11,821,511      5,742,979     39,811,557
                                              ------------  ------------  ------------   ------------   ------------   ------------

Increase (decrease) in net assets
    from capital transactions                   33,508,155     3,965,918     4,369,962     24,821,714     (8,774,314)    58,248,383
                                              ------------  ------------  ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS               34,511,666     5,084,940    (4,355,003)    15,969,899    (50,694,748)     4,248,758

NET ASSETS AT BEGINNING OF PERIOD               31,725,616    26,640,676    15,969,899              -    293,788,455    289,539,697
                                              ------------  ------------  ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                   $ 66,237,282  $ 31,725,616  $ 11,614,896   $ 15,969,899   $243,093,707   $293,788,455
                                              ============  ============  ============   ============   ============   ============


UNITS OUTSTANDING
    Units outstanding at beginning of period     2,811,647     2,380,753    1,107,508               -     19,887,036     15,007,614
       Units issued                             14,784,414     7,811,755    1,059,677       1,258,711      4,729,203      8,315,232
       Units redeemed                          (11,752,648)   (7,380,861)    (576,028)       (151,203)    (4,888,314)    (3,435,810)
                                              ------------  ------------  -----------    ------------   ------------   ------------
    Units outstanding at end of period           5,843,413     2,811,647    1,591,157       1,107,508     19,727,925     19,887,036
                                              ============  ============  ===========    ============   ============   ============


     (b) Previously known as AIM V.I. Telecommunications


     See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


1.    ORGANIZATION

      Glenbrook Life and Annuity Company Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Glenbrook Life issues three variable annuity contracts, the AIM Lifetime Plus(SM), AIM Lifetime Plus(SM) II, and the AIM Lifetime Enhanced Choice (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any Contract provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios of the AIM Variable Insurance Funds (collectively the "Funds").

       AIM V.I. Aggressive Growth                       AIM V.I. Growth
       AIM V.I. Balanced                                Aim V.I. Growth and Income
       AIM V.I. Basic Value                             AIM V.I. High Yield
       AIM V.I. Blue Chip                               AIM V.I. International Equity
       AIM V.I. Capital Appreciation                    AIM V.I. Mid Cap Equity
       AIM V.I. Capital Development                     AIM V.I. Money Market
       AIM V.I. Dent Demographics                       AIM V.I. New Technology (Previously
       AIM V.I. Diversified Income                         known as AIM V.I. Telecommunications)
       AIM V.I. Global Utilities                        AIM V.I. Value
       AIM V.I. Government Securities

      Glenbrook Life provides insurance and administrative services to the contractholders for a fee. Glenbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Glenbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Fund's ex-distribution date.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

      OTHER - To conform with the 2001 presentation, certain amounts in the prior year's financial statements and notes have been reclassified. In addition, disclosures have been revised to adopt appropriate provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES.

3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.00% to 2.30% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge covers insurance benefits available with the Contract and certain expenses of the Contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contract. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the Contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the Contract.

      ADMINISTRATIVE EXPENSE CHARGE - Glenbrook Life deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the Contract.

      CONTRACT MAINTENANCE CHARGE - Glenbrook Life deducts an annual maintenance charge of $35 on each Contract anniversary and guarantees that this charge will not increase over the life of the Contract. This charge will be waived if certain conditions are met.

4. PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                               Purchases
                                                                            ----------------
   Investments in the AIM Variable Insurance Funds
      Sub-Accounts:
           AIM V. I. Aggressive Growth                                      $    12,950,055
           AIM V. I. Balanced                                                    27,331,978
           AIM V. I. Basic Value                                                  5,895,187
           AIM V. I. Blue Chip                                                   18,214,893
           AIM V. I. Capital Appreciation                                        43,649,272
           AIM V. I. Capital Development                                          8,215,787
           AIM V. I. Dent Demographics                                            8,826,524
           AIM V. I. Diversified Income                                          10,042,830
           AIM V. I. Global Utilities                                             9,899,640
           AIM V. I. Government Securities                                       24,499,099
           AIM V. I. Growth                                                      17,863,219
           AIM V. I. Growth and Income                                           25,144,580
           AIM V. I. High Yield                                                   9,711,255
           AIM V. I. International Equity                                        29,421,599
           AIM V. I. Mid Cap Equity                                               3,409,537
           AIM V. I. Money Market                                               107,726,689
           AIM V. I. New Technology                                              13,511,265
           AIM V. I. Value                                                       33,588,197
                                                                          ------------------

                                                                            $   409,901,606
                                                                          ==================

5. FINANCIAL HIGHLIGHTS

   The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Glenbrook Life, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

   As explained in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several unit values for each sub-account based upon those choices.

                                                   At December 31, 2001          For the year ended December 31, 2001
                                                   --------------------   ------------------------------------------------------
                                                       Accumulation        Investment         Expense              Total
                                                        Unit Value        Income Ratio*       Ratio**            Return***
                                                   --------------------   -------------  -----------------  --------------------
Investments in the AIM Variable Insurance Funds
    Sub-Accounts:
       AIM V. I. Aggressive Growth                   $ 6.58 - $ 11.21         0.00%      $1.10%  -  $1.70%   -27.32%  -  -26.88%
       AIM V. I. Balanced                              8.40 -   11.07         1.84        1.10   -   1.70    -12.93   -  -12.40
       AIM V. I. Basic Value (a)                      11.19 -   11.21         0.20        1.10   -   1.70     11.93   -   12.10
       AIM V. I. Blue Chip                             6.24 -    6.78         0.02        1.10   -   1.70    -23.85   -  -23.39
       AIM V. I. Capital Appreciation                  6.47 -   14.18         0.00        1.10   -   1.70    -24.58   -  -24.13
       AIM V. I. Capital Development                   9.07 -   12.44         0.00        1.10   -   1.70     -9.64   -   -9.10
       AIM V. I. Dent Demographics                     5.28 -    5.57         0.00        1.10   -   1.70    -33.07   -  -32.66
       AIM V. I. Diversified Income                    9.62 -   11.79         7.21        1.10   -   1.70      1.84   -    2.45
       AIM V. I. Global Utilities                      6.72 -   13.98         1.24        1.10   -   1.70    -29.15   -  -28.72
       AIM V. I. Government Securities                11.17 -   12.74         3.68        1.10   -   1.70      4.61   -    5.24
       AIM V. I. Growth                                4.99 -   12.90         0.19        1.10   -   1.70    -35.01   -  -34.61
       AIM V. I. Growth and Income                     6.50 -   15.46         0.04        1.10   -   1.70    -24.14   -  -23.68
       AIM V. I. High Yield                            7.16 -    7.93        12.93        1.10   -   1.70     -6.61   -   -6.04
       AIM V. I. International Equity                  6.33 -   11.98         0.28        1.10   -   1.70    -24.83   -  -24.37
       AIM V. I. Mid Cap Equity (a)                   11.35 -   11.37         0.23        1.10   -   1.70     13.50   -   13.67
       AIM V. I. Money Market                         10.44 -   12.23         3.58        1.10   -   1.70      1.87   -    2.48
       AIM V. I. New Technology (b)                    3.62 -   10.52         1.82        1.10   -   1.70    -48.36   -  -48.05
       AIM V. I. Value                                 7.33 -   16.38         0.12        1.10   -   1.70    -14.05   -  -13.53

     (a) For the Period Beginning October 1, 2001 and Ended December 31, 2001

     (b) Previously known as AIM V.I. Telecommunications

* Investment Income Ratio - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends in which the sub-accounts invest.

** Expense Ratio - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contractholder accounts through the redemption of units.

*** Total Return - This represents the total return for the period and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Returns were annualized for new products launched during 2001 to represent the return as if the contractholder was invested in the sub-account for the entire year.

     Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.